Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 7.9%
American Express Credit Account Master Trust, Series 2018-4, Class A, 2.99%, 12/15/2023		3,375	3,430
Anchorage Capital CLO Ltd., (Cayman Islands),
Series 2015-7A, Class AR2, (ICE LIBOR USD 3 Month + 1.09%), 2.11%, 01/28/2031 (e) (aa)		577	546
Series 2016-8A, Class AR, (ICE LIBOR USD 3 Month + 1.00%), 2.80%, 07/28/2028 (e) (aa)		1,850	1,809
Apidos CLO XXI, (Cayman Islands), Series 2015-21A, Class A1R, (ICE LIBOR USD 3 Month + 0.93%), 2.75%, 07/18/2027 (e) (aa)		1,000	979
ARI Fleet Lease Trust, Series 2017-A, Class A2, 1.91%, 04/15/2026 (e)		273	272
Atlas Senior Loan Fund III Ltd., (Cayman Islands), Series 2013-1A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 2.52%, 11/17/2027 (e) (aa)		589	570
Atrium XII, (Cayman Islands), Series 12A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 2.63%, 04/22/2027 (e) (aa)		1,000	983
B2R Mortgage Trust, Series 2016-1, Class A, 2.57%, 06/15/2049 (e)		1,114	1,106
BA Credit Card Trust, Series 2017-A2, Class A2, 1.84%, 01/17/2023		2,010	2,009
Bank of The West Auto Trust, Series 2018-1, Class A2, 3.09%, 04/15/2021 (e)		51	51
Battalion CLO X Ltd., (Cayman Islands), Series 2016-10A, Class A1R, (ICE LIBOR USD 3 Month + 1.25%), 3.05%, 01/24/2029 (e) (aa)		1,500	1,456
BlueMountain CLO Ltd., (Cayman Islands), Series 2012-2A, Class AR2, (ICE LIBOR USD 3 Month + 1.05%), 2.74%, 11/20/2028 (e) (aa)		2,100	2,057
BMW Canada Auto Trust, (Canada),
Series 2019-1A, Class A1, 2.15%, 10/20/2021 (e)	CAD	1,203	854
Series 2020-1A, Class A1, 1.96%, 09/20/2022 (e)	CAD	2,277	1,612
BMW Vehicle Owner Trust, Series 2016-A, Class A4, 1.37%, 12/27/2022		273	272
Burnham Park CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 2.97%, 10/20/2029 (e) (aa)		500	483
Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.99%, 07/17/2023		1,615	1,616
CARDS II Trust, (Canada), Series 2019-1A, Class A, (ICE LIBOR USD 1 Month + 0.39%), 1.09%, 05/15/2024 (e) (aa)		1,000	982
CarMax Auto Owner Trust,
Series 2017-1, Class A3, 1.98%, 11/15/2021		129	128
Series 2017-2, Class A3, 1.93%, 03/15/2022		271	271
Series 2017-3, Class A3, 1.97%, 04/15/2022		677	678
Series 2018-3, Class A2A, 2.88%, 10/15/2021		496	496
Series 2019-1, Class A2A, 3.02%, 07/15/2022		843	843

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
CBAM Ltd., (Cayman Islands), Series 2017-3A, Class A, (ICE LIBOR USD 3 Month + 1.23%), 3.07%, 10/17/2029 (e) (aa)		1,140	1,087
Chase Issuance Trust, Series 2018-A1, Class A1, (ICE LIBOR USD 1 Month + 0.20%), 0.90%, 04/17/2023 (aa)		1,200	1,190
Chesapeake Funding II LLC,
Series 2018-2A, Class A1, 3.23%, 08/15/2030 (e)		1,354	1,355
Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)		1,138	1,129
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, 02/15/2022 (e)		716	714
CIFC Funding Ltd., (Cayman Islands), Series 2014-5A, Class A1R2, (ICE LIBOR USD 3 Month + 1.20%), 3.04%, 10/17/2031 (e) (aa)		750	718
Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8, 1.86%, 08/08/2022		1,185	1,184
CNH Equipment Trust, Series 2019-A, Class A2, 2.96%, 05/16/2022		430	429
Discover Card Execution Note Trust, Series 2019-A2, Class A, (ICE LIBOR USD 1 Month + 0.27%), 0.97%, 12/15/2023 (aa)		4,500	4,433
Drive Auto Receivables Trust, Series 2019-4, Class A3, 2.16%, 05/15/2023		810	810
Enterprise Fleet Financing LLC, Series 2018-2, Class A2, 3.14%, 02/20/2024 (e)		1,039	1,035
Ford Auto Securitization Trust, (Canada), Series 2019-BA, Class A2, 2.32%, 10/15/2023 (e)	CAD	1,000	706
Ford Credit Auto Owner Trust, Series 2017-B, Class A3, 1.69%, 11/15/2021		756	752
Ford Credit Floorplan Master Owner Trust A,
Series 2018-3, Class A2, (ICE LIBOR USD 1 Month + 0.40%), 1.10%, 10/15/2023 (aa)		3,000	2,802
Series 2019-1, Class A, 2.84%, 03/15/2024		1,400	1,384
Series 2019-3, Class A2, (ICE LIBOR USD 1 Month + 0.60%), 1.30%, 09/15/2024 (aa)		2,480	2,236
Galaxy XXIII CLO Ltd., (Cayman Islands), Series 2017-23A, Class A, (ICE LIBOR USD 3 Month + 1.28%), 3.08%, 04/24/2029 (e) (aa)		720	697
GM Financial Automobile Leasing Trust, Series 2019-1, Class A2A, 2.91%, 04/20/2021		760	760
Gracechurch Card Funding plc, (United Kingdom), Series 2018-1A, Class A, (ICE LIBOR USD 1 Month + 0.40%), 1.10%, 07/15/2022 (e) (aa)		200	199
Home Equity Asset Trust, Series 2005-8, Class M1, (ICE LIBOR USD 1 Month + 0.43%), 1.38%, 02/25/2036 (aa)		1,426	1,393
Honda Auto Receivables Owner Trust,
Series 2018-4, Class A2, 2.98%, 05/17/2021		448	449
Series 2018-4, Class A3, 3.16%, 01/17/2023		700	711
ICG US CLO Ltd., (Cayman Islands), Series 2015-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 2.96%, 10/19/2028 (e) (aa)		1,000	966
Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, SUB, 3.75%, 04/25/2059 (e)		269	263
Marlette Funding Trust, Series 2018-4A, Class A, 3.71%, 12/15/2028 (e)		417	406
Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A2, 3.01%, 02/16/2021		403	403
Navient Private Education Loan Trust, Series 2017-A, Class A2B, (ICE LIBOR USD 1 Month + 0.90%), 1.60%, 12/16/2058 (e) (aa)		1,016	988
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 2.53%, 02/18/2042 (e)		253	253

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Series 2018-CA, Class A1, 3.01%, 06/16/2042 (e)	651	651
Navient Student Loan Trust, Series 2018-EA, Class A1, 3.43%, 12/15/2059 (e)	749	751
Nelnet Student Loan Trust, Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 1.85%, 06/27/2067 (e) (aa)	1,413	1,341
Neuberger Berman Loan Advisers CLO Ltd., (Cayman Islands), Series 2017-26A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 2.99%, 10/18/2030 (e) (aa)	1,900	1,823
Nissan Auto Receivables Owner Trust,
Series 2017-B, Class A3, 1.75%, 10/15/2021	721	721
Series 2019-A, Class A2A, 2.82%, 01/18/2022	1,091	1,094
Oscar US Funding X LLC, (Japan), Series 2019-1A, Class A2, 3.10%, 04/11/2022 (e)	1,317	1,325
OZLM XII Ltd., (Cayman Islands), Series 2015-12A, Class A1R, (ICE LIBOR USD 3 Month + 1.05%), 2.82%, 04/30/2027 (e) (aa)	250	242
OZLM XIV Ltd., (Cayman Islands), Series 2015-14A, Class A1AR, (ICE LIBOR USD 3 Month + 1.16%), 2.99%, 01/15/2029 (e) (aa)	655	634
Palmer Square Loan Funding Ltd., (Cayman Islands), Series 2018-5A, Class A1, (ICE LIBOR USD 3 Month + 0.85%), 2.67%, 01/20/2027 (e) (aa)	1,453	1,417
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series, Series 2005-WCW2, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 1.74%, 07/25/2035 (aa)	1,973	1,841
Penarth Master Issuer plc, (United Kingdom), Series 2018-2A, Class A1, (ICE LIBOR USD 1 Month + 0.45%), 1.06%, 09/18/2022 (e) (aa)	2,000	1,930
PFS Financing Corp., Series 2018-C, Class A, (ICE LIBOR USD 1 Month + 0.48%), 1.18%, 04/15/2022 (e) (aa)	1,430	1,422
Regatta Funding LP, (Cayman Islands), Series 2013-2A, Class A1R2, (ICE LIBOR USD 3 Month + 1.25%), 3.08%, 01/15/2029 (e) (aa)	600	582
Securitized Term Auto Receivables Trust, (Canada), Series 2018-2A, Class A2A, 3.06%, 02/25/2021 (e)	70	70
SLM Student Loan Trust,
Series 2003-10A, Class A3, (ICE LIBOR USD 3 Month + 0.47%), 1.21%, 12/15/2027 (e) (aa)	1,572	1,556
Series 2004-10, Class A7B, (ICE LIBOR USD 3 Month + 0.60%), 2.39%, 10/25/2029 (e) (aa)	1,800	1,749
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 2.49%, 06/15/2027 (e)	1,689	1,656
Series 2015-B, Class A2A, 2.98%, 07/15/2027 (e)	1,113	1,122
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)	1,044	1,041
Series 2018-A, Class A1, (ICE LIBOR USD 1 Month + 0.35%), 1.05%, 03/16/2026 (e) (aa)	153	153
Series 2018-C, Class A1, (ICE LIBOR USD 1 Month + 0.30%), 1.00%, 09/15/2025 (e) (aa)	277	277
SoFi Consumer Loan Program Trust,
Series 2019-1, Class A, 3.24%, 02/25/2028 (e)	443	430
Series 2019-3, Class A, 2.90%, 05/25/2028 (e)	604	585
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.39%, 02/25/2042 (e)	599	599
SoFi Professional Loan Program Trust, Series 2020-A, Class A1FX, 2.06%, 05/15/2046 (e)	3,111	3,032
Sound Point CLO XV Ltd., (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 2.96%, 01/23/2029 (e) (aa)	500	482

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
TCI-Symphony CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR, (ICE LIBOR USD 3 Month + 1.16%), 3.01%, 10/13/2029 (e) (aa)		265	254
Toyota Auto Receivables, Series 2016-C, Class A4, 1.32%, 11/15/2021		198	198
Toyota Auto Receivables Owner Trust,
Series 2018-B, Class A3, 2.96%, 09/15/2022		3,500	3,533
Series 2019-A, Class A2A, 2.83%, 10/15/2021		906	907
Venture XVIII CLO Ltd., (Cayman Islands), Series 2014-18A, Class AR, (ICE LIBOR USD 3 Month + 1.22%), 3.05%, 10/15/2029 (e) (aa)		2,100	2,020
Venture XXIV CLO Ltd., (Cayman Islands), Series 2016-24A, Class AR, (ICE LIBOR USD 3 Month + 1.18%), 3.00%, 10/20/2028 (e) (aa)		105	102
Verizon Owner Trust, Series 2020-A, Class A1B, (ICE LIBOR USD 1 Month + 0.27%), 1.04%, 07/22/2024 (aa)		520	495
Volkswagen Auto Loan Enhanced Trust, Series 2018-2, Class A2A, 3.05%, 08/20/2021		708	708
Voya CLO Ltd., (Cayman Islands),
Series 2015-2A, Class AR, (ICE LIBOR USD 3 Month + 0.97%), 2.78%, 07/23/2027 (e) (aa)		750	731
Series 2018-3A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 2.98%, 10/15/2031 (e) (aa)		1,150	1,096
VOYA CLO, (Cayman Islands), Series 2017-2A, Class A1, (ICE LIBOR USD 3 Month + 1.21%), 3.04%, 06/07/2030 (e) (aa)		270	260
Wheels SPV 2 LLC, Series 2017-1A, Class A2, 1.88%, 04/20/2026 (e)		11	11
WhiteHorse VIII Ltd., (Cayman Islands), Series 2014-1A, Class AR, (ICE LIBOR USD 3 Month + 0.90%), 2.66%, 05/01/2026 (e) (aa)		331	330

Total Asset-Backed Securities (Cost $93,945)			92,126

Certificates of Deposit — 1.2%
Financial — 1.2%
Banks — 1.2%
Bank of Montreal, (Canada),
(United States FEDEF + 0.21%), 0.30%, 02/08/2021 (aa)		3,000	2,968
(ICE LIBOR USD 3 Month + 0.29%), 1.90%, 08/28/2020 (aa)		4,500	4,494
Nordea Bank Abp, (Sweden), (ICE LIBOR USD 3 Month + 0.30%), 1.61%, 06/05/2020 (aa)		2,000	1,999
Sumitomo Mitsui Banking Corp., (Japan), (ICE LIBOR USD 3 Month + 0.35%), 2.09%, 11/05/2021 (aa)		1,500	1,471
Wells Fargo Bank NA, (United States FEDEF + 0.31%), 0.40%, 08/10/2020 (aa)		3,500	3,486

Total Financial			14,418

Total Certificates of Deposit (Cost $14,503)			14,418

Collateralized Mortgage Obligations — 2.4%
Brass NO plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 2.39%, 11/16/2066 (e) (aa)		274	264
Canterbury Finance plc, (United Kingdom), Series 1, Class A2, Reg. S, (SONIA Deposit Rates Swap 3 Month + 1.35%), 2.06%, 05/16/2056 (aa)	GBP	1,000	1,209
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.55%, 08/26/2058 (e)		280	291
Durham Mortgages plc, (United Kingdom), Series 2018-BX, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.60%), 1.35%, 03/31/2054 (aa)	GBP	1,104	1,348

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
FHLMC REMICS,
Series 4950, Class A, 2.50%, 06/25/2034		3,422	3,491
Series 4961, Class LA, 2.50%, 07/25/2034		3,560	3,638
Finsbury Square plc, (United Kingdom), Series 2017-2, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.68%), 1.14%, 09/12/2065 (aa)	GBP	305	377
FNMA REMICS,
Series 2018-86, Class FN, (ICE LIBOR USD 1 Month + 0.35%), 2.01%, 12/25/2048 (aa)		1,674	1,668
Series 2019-47, Class FD, (ICE LIBOR USD 1 Month + 0.40%), 2.03%, 08/25/2049 (aa)		793	793
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 2.31%, 12/20/2064 (aa)		1,961	1,931
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 2.01%, 08/20/2065 (aa)		2,680	2,639
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 2.00%, 05/20/2044 (aa)		1,346	1,344
Hawksmoor Mortgages, (United Kingdom), Series 2019-1A, Class A, (SONIA Deposit Rates Swap 3 Month + 1.05%), 1.76%, 05/25/2053 (e) (aa)	GBP	2,496	2,957
Lanark Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A1, (ICE LIBOR USD 3 Month + 0.77%), 2.45%, 12/22/2069 (e) (aa)		1,230	1,187
London Wall Mortgage Capital plc, (United Kingdom), Series 2017-FL1, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.85%), 1.61%, 11/15/2049 (aa)	GBP	91	111
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		224	232
Ripon Mortgages plc, (United Kingdom),
Series 1X, Class A1, Reg. S, (ICE LIBOR GBP 3 Month + 0.80%), 1.55%, 08/20/2056 (aa)	GBP	212	255
Series 1X, Class A2, Reg. S, (ICE LIBOR GBP 3 Month + 0.80%), 1.55%, 08/20/2056 (aa)	GBP	2,328	2,804
Silverstone Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A, (ICE LIBOR USD 3 Month + 0.57%), 2.39%, 01/21/2070 (e) (aa)		172	166
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Deposit Rates Swap 3 Month + 0.90%), 1.61%, 07/20/2045 (e) (aa)	GBP	871	1,049
Trinity Square plc, (United Kingdom), Series 2015-1X, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 1.15%), 1.88%, 07/15/2051 (aa)	GBP	138	168

Total Collateralized Mortgage Obligations (Cost $28,524)			27,922

Commercial Mortgage-Backed Securities — 3.0%
AREIT Trust,
Series 2018-CRE2, Class A, (ICE LIBOR USD 1 Month + 0.98%), 1.68%, 11/14/2035 (e) (aa)		1,215	1,201
Series 2019-CRE3, Class A, (ICE LIBOR USD 1 Month + 1.02%), 1.72%, 09/14/2036 (e) (aa)		500	460
Aventura Mall Trust, Series 2013-AVM, Class A, 3.74%, 12/05/2032 (e) (z)		1,500	1,481
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT, Class A, (ICE LIBOR USD 1 Month + 1.20%), 1.90%, 03/15/2034 (e) (aa)		300	272
Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 1.75%, 04/15/2036 (e) (aa)		400	334

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A, (ICE LIBOR USD 1 Month + 1.05%), 1.75%, 09/15/2036 (e) (aa)	397	374
BX Commercial Mortgage Trust, Series 2018-IND, Class A, (ICE LIBOR USD 1 Month + 0.75%), 1.45%, 11/15/2035 (e) (aa)	1,923	1,817
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A2, 2.67%, 04/10/2048	158	158
COMM, Series 2013-GAM, Class A2, 3.37%, 02/10/2028 (e)	1,500	1,484
COMM Mortgage Trust,
Series 2014-UBS2, Class ASB, 3.47%, 03/10/2047	1,548	1,585
Series 2015-LC19, Class A2, 2.79%, 02/10/2048	470	470
Series 2015-LC19, Class ASB, 3.04%, 02/10/2048	567	577
Series 2015-CCRE27, Class A2, 2.22%, 10/10/2048	1,160	1,156
Series 2015-CCRE23, Class A2, 2.85%, 05/10/2048	759	759
GPMT Ltd., (Cayman Islands), Series 2018-FL1, Class A, (ICE LIBOR USD 1 Month + 0.90%), 1.67%, 11/21/2035 (e) (aa)	394	376
Grace Mortgage Trust, Series 2014-GRCE, Class A, 3.37%, 06/10/2028 (e)	1,000	1,005
GS Mortgage Securities Corp. Trust, Series 2016-RENT, Class A, 3.20%, 02/10/2029 (e)	2,000	1,987
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class A3, 2.77%, 11/10/2045	978	991
Series 2013-GCJ14, Class A3, 3.53%, 08/10/2046	147	147
Madison Avenue Trust, Series 2013-650M, Class A, 3.84%, 10/12/2032 (e)	2,000	1,976
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class ASB, 3.91%, 07/15/2046 (z)	260	266
Series 2013-C11, Class AAB, 3.85%, 08/15/2046	692	711
Series 2014-C18, Class A2, 3.19%, 10/15/2047	66	66
Series 2015-C23, Class A2, 2.98%, 07/15/2050	242	242
Morgan Stanley Capital I Trust,
Series 2012-C4, Class A3, 2.99%, 03/15/2045	335	335
Series 2012-C4, Class AS, 3.77%, 03/15/2045	1,400	1,412
Series 2014-CPT, Class A, 3.35%, 07/13/2029 (e)	1,500	1,477
Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 1.70%, 05/15/2036 (e) (aa)	700	581
PFP Ltd., (Cayman Islands), Series 2019-5, Class A, (ICE LIBOR USD 1 Month + 0.97%), 1.67%, 04/14/2036 (e) (aa)	1,500	1,365
Rosslyn Portfolio Trust, Series 2017-ROSS, Class B, (ICE LIBOR USD 1 Month + 1.25%), 2.24%, 06/15/2033 (e) (aa)	455	396
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class AAB, 3.19%, 01/10/2045	646	649
VMC Finance LLC, Series 2018-FL2, Class A, (ICE LIBOR USD 1 Month + 0.92%), 1.72%, 10/15/2035 (e) (aa)	1,866	1,814
Wells Fargo Commercial Mortgage Trust,
Series 2010-C1, Class A2, 4.39%, 11/15/2043 (e)	1,541	1,545
Series 2012-LC5, Class ASB, 2.53%, 10/15/2045	1,131	1,134
Series 2013-LC12, Class A3FL, (ICE LIBOR USD 1 Month + 1.05%), 1.85%, 07/15/2046 (e) (aa)	1,000	1,007
Series 2015-NXS2, Class A2, 3.02%, 07/15/2058	423	425
Series 2016-NXS5, Class A2, 2.71%, 01/15/2059	476	476
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class A3, 2.87%, 11/15/2045	1,654	1,661

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
Series 2013-C12, Class ASB, 2.84%, 03/15/2048	1,115	1,125

Total Commercial Mortgage-Backed Securities (Cost $36,183)		35,297

Corporate Bonds — 38.0%
Basic Materials — 0.3%
Chemicals — 0.3%
DuPont de Nemours, Inc.,
(ICE LIBOR USD 3 Month + 0.71%), 2.40%, 11/15/2020 (aa)	1,500	1,489
3.77%, 11/15/2020	500	502
Syngenta Finance NV, (Netherlands), 3.70%, 04/24/2020 (e)	1,700	1,696

		3,687

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 5.40%, 11/01/2020 (e)	200	202

Total Basic Materials		3,889

Communications — 2.0%
Advertising — 0.0% (g)
Interpublic Group of Cos., Inc. (The), 3.50%, 10/01/2020	15	15

Media — 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 07/23/2020	3,500	3,489
4.46%, 07/23/2022	3,250	3,371
Comcast Corp., (ICE LIBOR USD 3 Month + 0.44%), 1.87%, 10/01/2021 (aa)	4,100	4,010

		10,870

Telecommunications — 1.1%
AT&T, Inc.,
(ICE LIBOR USD 3 Month + 1.18%), 1.96%, 06/12/2024 (aa)	2,000	1,857
(ICE LIBOR USD 3 Month + 0.93%), 2.30%, 06/30/2020 (aa)	3,433	3,411
(ICE LIBOR USD 3 Month + 0.75%), 2.33%, 06/01/2021 (aa)	1,810	1,758
(ICE LIBOR USD 3 Month + 0.95%), 2.78%, 07/15/2021 (aa)	500	488
3.20%, 03/01/2022	2,000	2,028
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 09/20/2021 (e)	177	176
Verizon Communications, Inc., (ICE LIBOR USD 3 Month + 0.55%), 2.23%, 05/22/2020 (aa)	2,790	2,790

		12,508

Total Communications		23,393

Consumer Cyclical — 3.2%
Auto Manufacturers — 2.9%
American Honda Finance Corp., (ICE LIBOR USD 3 Month + 0.35%), 2.09%, 11/05/2021 (aa)	300	287
BMW Finance NV, (Netherlands), 2.25%, 08/12/2022 (e)	1,100	1,059
BMW US Capital LLC,
(ICE LIBOR USD 3 Month + 0.37%), 2.07%, 08/14/2020 (e) (aa)	4,500	4,459
(ICE LIBOR USD 3 Month + 0.50%), 2.21%, 08/13/2021 (e) (aa)	3,400	3,269

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
(ICE LIBOR USD 3 Month + 0.41%), 2.26%, 04/12/2021 (e) (aa)	100	97
3.25%, 08/14/2020 (e)	200	199
Daimler Finance North America LLC,
(ICE LIBOR USD 3 Month + 0.45%), 2.13%, 02/22/2021 (e) (aa)	700	676
2.70%, 08/03/2020 (e)	800	797
3.00%, 02/22/2021 (e)	3,500	3,401
Ford Motor Credit Co. LLC,
(ICE LIBOR USD 3 Month + 0.43%), 2.19%, 11/02/2020 (aa)	1,000	935
2.34%, 11/02/2020	600	576
2.43%, 06/12/2020	200	195
(ICE LIBOR USD 3 Month + 1.27%), 2.64%, 03/28/2022 (aa)	300	244
5.88%, 08/02/2021	2,000	1,960
General Motors Financial Co., Inc.,
(ICE LIBOR USD 3 Month + 0.54%), 2.28%, 11/06/2020 (aa)	500	476
2.45%, 11/06/2020	1,922	1,865
(ICE LIBOR USD 3 Month + 0.85%), 2.73%, 04/09/2021 (aa)	1,000	900
(ICE LIBOR USD 3 Month + 1.10%), 2.84%, 11/06/2021 (aa)	730	669
3.70%, 11/24/2020	2,900	2,871
4.20%, 03/01/2021	1,500	1,444
Hyundai Capital America,
Reg. S, (ICE LIBOR USD 3 Month + 0.82%), 1.60%, 03/12/2021 (aa)	2,200	2,173
(ICE LIBOR USD 3 Month + 1.00%), 1.89%, 09/18/2020 (e) (aa)	100	99
Reg. S, 2.45%, 06/15/2021	365	361
(ICE LIBOR USD 3 Month + 0.80%), 2.71%, 04/03/2020 (e) (aa)	100	100
Nissan Motor Acceptance Corp.,
(ICE LIBOR USD 3 Month + 0.52%), 1.26%, 03/15/2021 (e) (aa)	200	196
(ICE LIBOR USD 3 Month + 0.69%), 2.06%, 09/28/2022 (e) (aa)	1,800	1,674
(ICE LIBOR USD 3 Month + 0.65%), 2.50%, 07/13/2022 (e) (aa)	600	576
(ICE LIBOR USD 3 Month + 0.89%), 2.74%, 01/13/2022 (e) (aa)	40	39
Toyota Motor Credit Corp., (ICE LIBOR USD 3 Month + 0.28%), 2.13%, 04/13/2021 (aa)	500	489
Volkswagen Group of America Finance LLC,
(ICE LIBOR USD 3 Month + 0.86%), 2.06%, 09/24/2021 (e) (aa)	1,000	916
2.70%, 09/26/2022 (e)	200	193
4.00%, 11/12/2021 (e)	400	396
Volkswagen International Finance NV, (Netherlands), 4.00%, 08/12/2020 (e)	600	599

		34,190

Auto Parts & Equipment — 0.0% (g)
ZF North America Capital, Inc., 4.00%, 04/29/2020 (e)	650	647

Lodging — 0.2%
Las Vegas Sands Corp., 3.20%, 08/08/2024	500	451

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Lodging — continued
Marriott International, Inc., Series N, 3.13%, 10/15/2021	2,000	1,795

		2,246

Retail — 0.1%
McDonald’s Corp., (ICE LIBOR USD 3 Month + 0.43%), 2.23%, 10/28/2021 (aa)	1,000	984

Total Consumer Cyclical		38,067

Consumer Non-cyclical — 8.7%
Agriculture — 1.2%
BAT Capital Corp.,
(ICE LIBOR USD 3 Month + 0.59%), 2.29%, 08/14/2020 (aa)	400	394
(ICE LIBOR USD 3 Month + 0.88%), 2.57%, 08/15/2022 (aa)	3,200	2,949
2.76%, 08/15/2022	3,700	3,636
Imperial Brands Finance plc, (United Kingdom),
2.95%, 07/21/2020 (e)	1,000	998
3.75%, 07/21/2022 (e)	2,800	2,799
Reynolds American, Inc.,
4.00%, 06/12/2022	300	304
6.88%, 05/01/2020	2,927	2,935

		14,015

Beverages — 0.8%
Coca-Cola Co. (The), 1.88%, 10/27/2020	3,000	3,001
Diageo Capital plc, (United Kingdom), 3.00%, 05/18/2020	3,525	3,526
PepsiCo., Inc., 3.13%, 11/01/2020	3,000	3,024

		9,551

Biotechnology — 0.5%
Gilead Sciences, Inc., 2.55%, 09/01/2020	5,440	5,456

Commercial Services — 1.4%
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, (ICE LIBOR USD 3 Month + 0.56%), 2.32%, 11/02/2021 (aa)	3,600	3,617
Reg. S, 2.36%, 05/28/2021	10,000	10,114
Reg. S, 2.38%, 09/17/2020	500	502
Equifax, Inc., (ICE LIBOR USD 3 Month + 0.87%), 2.56%, 08/15/2021 (aa)	2,800	2,733

		16,966

Food — 0.5%
Conagra Brands, Inc.,
(ICE LIBOR USD 3 Month + 0.50%), 2.38%, 10/09/2020 (aa)	900	888
3.80%, 10/22/2021	300	302
General Mills, Inc.,
(ICE LIBOR USD 3 Month + 0.54%), 2.38%, 04/16/2021 (aa)	1,840	1,791
2.60%, 10/12/2022	915	922
Tyson Foods, Inc.,
(ICE LIBOR USD 3 Month + 0.55%), 2.13%, 06/02/2020 (aa)	500	499
(ICE LIBOR USD 3 Month + 0.45%), 2.15%, 08/21/2020 (aa)	150	149
4.50%, 06/15/2022	792	819
Wm Wrigley Jr Co., 3.38%, 10/21/2020 (e)	500	497

		5,867

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Healthcare - Services — 0.4%
Anthem, Inc., 3.13%, 05/15/2022	940	956
Fresenius Medical Care US Finance II, Inc., 4.13%, 10/15/2020 (e)	1,600	1,590
UnitedHealth Group, Inc., 4.70%, 02/15/2021	2,000	2,034

		4,580

Pharmaceuticals — 3.9%
AbbVie, Inc.,
(ICE LIBOR USD 3 Month + 0.35%), 2.05%, 05/21/2021 (e) (aa)	3,400	3,303
2.15%, 11/19/2021 (e)	1,300	1,298
(ICE LIBOR USD 3 Month + 0.65%), 2.35%, 11/21/2022 (e) (aa)	900	842
2.50%, 05/14/2020	10,090	10,091
Bayer US Finance II LLC,
(ICE LIBOR USD 3 Month + 1.01%), 1.75%, 12/15/2023 (e) (aa)	3,400	3,148
(ICE LIBOR USD 3 Month + 0.63%), 1.85%, 06/25/2021 (e) (aa)	1,150	1,141
Becton Dickinson and Co., (ICE LIBOR USD 3 Month + 1.03%), 2.03%, 06/06/2022 (aa)	945	884
Bristol-Myers Squibb Co.,
(ICE LIBOR USD 3 Month + 0.20%), 1.89%, 11/16/2020 (e) (aa)	3,550	3,522
(ICE LIBOR USD 3 Month + 0.38%), 2.07%, 05/16/2022 (e) (aa)	1,200	1,171
Cigna Corp.,
3.20%, 09/17/2020	1,765	1,768
3.40%, 09/17/2021	2,000	2,037
CVS Health Corp.,
(ICE LIBOR USD 3 Month + 0.72%), 1.72%, 03/09/2021 (aa)	3,580	3,507
2.80%, 07/20/2020	2,430	2,430
3.50%, 07/20/2022	279	286
GlaxoSmithKline Capital plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 0.35%), 2.05%, 05/14/2021 (aa)	750	721
3.13%, 05/14/2021	3,000	3,041
Sanofi, (France), 4.00%, 03/29/2021	5,000	5,087
Shire Acquisitions Investments Ireland DAC, (Ireland), 2.40%, 09/23/2021	697	691
Takeda Pharmaceutical Co. Ltd., (Japan), 4.00%, 11/26/2021	1,065	1,079

		46,047

Total Consumer Non-cyclical		102,482

Diversified — 0.2%
Holding Companies - Diversified — 0.2%
CK Hutchison International 17 II Ltd., (Cayman Islands),
2.25%, 09/29/2020 (e)	200	200
Reg. S, 2.25%, 09/29/2020	1,500	1,501

Total Diversified		1,701

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Energy — 1.8%
Oil & Gas — 0.5%
BG Energy Capital plc, (United Kingdom), 4.00%, 10/15/2021 (e)	750	753
CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.63%, 05/05/2020	3,250	3,251
Occidental Petroleum Corp., (ICE LIBOR USD 3 Month + 1.45%), 3.14%, 08/15/2022 (aa)	1,900	1,273
Phillips 66, (ICE LIBOR USD 3 Month + 0.75%), 2.58%, 04/15/2020 (e) (aa)	500	500

		5,777

Pipelines — 1.3%
Enbridge, Inc., (Canada), (ICE LIBOR USD 3 Month + 0.70%), 1.44%, 06/15/2020 (aa)	6,000	5,935
Enterprise Products Operating LLC, 5.20%, 09/01/2020	3,500	3,466
Florida Gas Transmission Co. LLC, 5.45%, 07/15/2020 (e)	500	503
TransCanada PipeLines Ltd., (Canada), 3.80%, 10/01/2020	3,350	3,333
Williams Cos., Inc. (The),
3.60%, 03/15/2022	1,500	1,454
4.13%, 11/15/2020	500	494

		15,185

Total Energy		20,962

Financial — 16.6%
Banks — 12.5%
Australia & New Zealand Banking Group Ltd., (Australia),
(ICE LIBOR USD 3 Month + 0.32%), 2.05%, 11/09/2020 (e) (aa)	4,000	3,955
2.70%, 11/16/2020	1,750	1,736
Banco Santander Chile, (Chile), (ICE LIBOR USD 3 Month + 1.20%), 2.84%, 11/28/2021 (aa)	3,000	3,032
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 0.65%), 1.87%, 06/25/2022 (aa)	1,700	1,616
(ICE LIBOR USD 3 Month + 0.79%), 2.10%, 03/05/2024 (aa)	900	843
(ICE LIBOR USD 3 Month + 0.63%), 2.33%, 10/01/2021 (aa)	2,850	2,846
(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/2021 (aa)	100	100
(ICE LIBOR USD 3 Month + 0.37%), 2.74%, 01/23/2022 (aa)	2,000	2,005
(ICE LIBOR USD 3 Month + 1.18%), 3.00%, 10/21/2022 (aa)	1,000	966
(ICE LIBOR USD 3 Month + 1.42%), 3.24%, 04/19/2021 (aa)	3,000	2,970
Bank of Montreal, (Canada),
(United States SOFR + 0.68%), 0.82%, 03/10/2023 (aa)	1,900	1,736
(ICE LIBOR USD 3 Month + 0.79%), 2.43%, 08/27/2021 (aa)	100	97
Barclays Bank plc, (United Kingdom), 5.14%, 10/14/2020	405	400
Barclays plc, (United Kingdom), 2.88%, 06/08/2020	2,000	1,992
BPCE SA, (France),
(ICE LIBOR USD 3 Month + 1.22%), 2.90%, 05/22/2022 (e) (aa)	1,000	961
3.00%, 05/22/2022 (e)	1,000	990
Citibank NA,
2.13%, 10/20/2020	2,500	2,501
3.05%, 05/01/2020	1,750	1,749
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 1.07%), 2.07%, 12/08/2021 (aa)	2,000	1,967
2.65%, 10/26/2020	100	100

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 0.95%), 2.75%, 07/24/2023 (aa)		700	661
(ICE LIBOR USD 3 Month + 1.10%), 2.79%, 05/17/2024 (aa)		900	860
(ICE LIBOR USD 3 Month + 1.43%), 3.01%, 09/01/2023 (aa)		1,600	1,564
Citizens Bank NA, 3.25%, 02/14/2022		2,000	2,027
Commonwealth Bank of Australia, (Australia), 2.40%, 11/02/2020		1,750	1,749
Credit Suisse Group Funding Guernsey Ltd., (Guernsey), 3.45%, 04/16/2021		1,500	1,509
Danske Bank A/S, (Denmark), (ICE LIBOR USD 3 Month + 1.25%), 3.00%, 09/20/2022 (e) (aa)		1,000	995
DNB Bank ASA, (Norway), (ICE LIBOR USD 3 Month + 0.62%), 2.20%, 12/02/2022 (e) (aa)		2,000	1,905
Fifth Third Bank, (ICE LIBOR USD 3 Month + 0.25%), 2.02%, 10/30/2020 (aa)		1,000	988
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 2.79%, 04/16/2022 (aa)		1,700	1,632
Goldman Sachs Group, Inc. (The),
2.35%, 11/15/2021		55	55
2.75%, 09/15/2020		50	50
(ICE LIBOR USD 3 Month + 1.17%), 2.86%, 11/15/2021 (aa)		750	735
(ICE LIBOR USD 3 Month + 1.36%), 3.15%, 04/23/2021 (aa)		100	100
5.75%, 01/24/2022		3,000	3,178
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 0.60%), 2.29%, 05/18/2021 (aa)		1,700	1,665
(ICE LIBOR USD 3 Month + 1.00%), 2.69%, 05/18/2024 (aa)		3,000	2,798
(ICE LIBOR USD 3 Month + 1.66%), 3.34%, 05/25/2021 (aa)		1,450	1,437
Huntington National Bank (The), 2.88%, 08/20/2020		400	399
ING Groep NV, (Netherlands), (ICE LIBOR USD 3 Month + 1.15%), 2.52%, 03/29/2022 (aa)		1,700	1,639
KEB Hana Bank, (South Korea), (ICE LIBOR USD 3 Month + 0.70%), 2.15%, 10/02/2022 (e) (aa)		400	396
Lloyds Banking Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.80%), 2.00%, 06/21/2021 (aa)		1,000	976
Mitsubishi UFJ Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 1.06%), 1.83%, 09/13/2021 (aa)		1,185	1,157
(ICE LIBOR USD 3 Month + 0.79%), 2.58%, 07/25/2022 (aa)		3,400	3,254
Mizuho Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.88%), 1.65%, 09/11/2022 (aa)		3,400	3,267
(ICE LIBOR USD 3 Month + 0.63%), 2.31%, 05/25/2024 (aa)		2,000	1,817
(ICE LIBOR USD 3 Month + 0.94%), 2.55%, 02/28/2022 (aa)		1,000	963
2.63%, 04/12/2021 (e)		1,500	1,500
(ICE LIBOR USD 3 Month + 1.48%), 3.32%, 04/12/2021 (e) (aa)		1,000	979
Morgan Stanley,
(United States SOFR + 0.70%), 1.61%, 01/20/2023 (aa)		1,000	931
(Canada Bankers Acceptances 3 Month + 0.30%), 2.28%, 02/03/2023 (aa) (ee)	CAD	1,800	1,215
2.50%, 04/21/2021		50	50
2.63%, 11/17/2021		3,000	3,011
(ICE LIBOR USD 3 Month + 0.93%), 2.73%, 07/22/2022 (aa)		2,700	2,627
2.80%, 06/16/2020		5,300	5,299
(ICE LIBOR USD 3 Month + 1.40%), 3.20%, 10/24/2023 (aa)		600	579

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Banks — continued
MUFG Union Bank NA, (United States SOFR + 0.71%), 0.82%, 12/09/2022 (aa)	700	664
National Australia Bank Ltd., (Australia), (ICE LIBOR USD 3 Month + 1.00%), 2.85%, 07/12/2021 (e) (aa)	1,150	1,146
NatWest Markets plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.40%), 2.77%, 09/29/2022 (e) (aa)	2,100	1,979
Nordea Bank Abp, (Finland),
(ICE LIBOR USD 3 Month + 0.47%), 2.08%, 05/29/2020 (e) (aa)	1,500	1,497
2.13%, 05/29/2020 (e)	5,000	4,995
(ICE LIBOR USD 3 Month + 0.94%), 2.55%, 08/30/2023 (e) (aa)	200	199
PNC Bank NA, 2.60%, 07/21/2020	1,845	1,842
QNB Finance Ltd., (Cayman Islands),
Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 2.76%, 05/02/2022 (aa)	3,100	3,080
Reg. S, (ICE LIBOR USD 3 Month + 1.35%), 2.99%, 05/31/2021 (aa)	1,200	1,152
Royal Bank of Scotland Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.55%), 2.77%, 06/25/2024 (aa)	900	815
(ICE LIBOR USD 3 Month + 1.47%), 3.16%, 05/15/2023 (aa)	400	380
Santander UK plc, (United Kingdom),
2.10%, 01/13/2023	200	194
(ICE LIBOR USD 3 Month + 0.66%), 2.35%, 11/15/2021 (aa)	200	194
Skandinaviska Enskilda Banken AB, (Sweden),
(ICE LIBOR USD 3 Month + 0.65%), 1.43%, 12/12/2022 (e) (aa)	500	464
(ICE LIBOR USD 3 Month + 0.43%), 2.12%, 05/17/2021 (e) (aa)	1,500	1,450
2.63%, 11/17/2020 (e)	200	200
Standard Chartered plc, (United Kingdom),
3.05%, 01/15/2021 (e)	1,000	984
(ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)	1,600	1,574
State Bank of India, (India), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 2.85%, 04/06/2020 (aa)	2,800	2,800
Sumitomo Mitsui Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.78%), 2.62%, 07/12/2022 (aa)	3,400	3,236
(ICE LIBOR USD 3 Month + 1.68%), 2.68%, 03/09/2021 (aa)	100	99
Svenska Handelsbanken AB, (Sweden),
(ICE LIBOR USD 3 Month + 0.36%), 1.36%, 09/08/2020 (aa)	2,500	2,486
2.45%, 03/30/2021	2,000	2,008
Truist Bank,
(ICE LIBOR USD 3 Month + 0.59%), 2.28%, 05/17/2022 (aa)	1,000	975
(ICE LIBOR USD 3 Month + 0.50%), 2.29%, 10/26/2021 (aa)	1,180	1,148
Truist Financial Corp., (ICE LIBOR USD 3 Month + 0.57%), 1.31%, 06/15/2020 (aa)	4,000	3,988
UBS AG, (Switzerland),
(ICE LIBOR USD 3 Month + 0.58%), 1.58%, 06/08/2020 (e) (aa)	2,100	2,093
2.45%, 12/01/2020 (e)	2,400	2,391
UBS Group AG, (Switzerland), (ICE LIBOR USD 3 Month + 1.78%), 3.62%, 04/14/2021 (e) (aa)	3,400	3,330

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Banks — continued
Wells Fargo & Co.,
(ICE LIBOR USD 3 Month + 1.01%), 2.01%, 12/07/2020 (aa)	100	99
2.63%, 07/22/2022	1,500	1,505
(ICE LIBOR USD 3 Month + 0.93%), 2.66%, 02/11/2022 (aa)	1,500	1,471
(ICE LIBOR USD 3 Month + 0.88%), 2.68%, 07/22/2020 (aa)	4,000	3,979
Wells Fargo Bank NA,
(ICE LIBOR USD 3 Month + 0.62%), 2.26%, 05/27/2022 (aa)	3,000	2,957
(ICE LIBOR USD 3 Month + 0.49%), 3.33%, 07/23/2021 (aa)	2,000	2,004
Westpac Banking Corp., (Australia), 2.60%, 11/23/2020	500	501

		146,408

Diversified Financial Services — 2.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
4.25%, 07/01/2020	600	592
4.45%, 12/16/2021	700	644
4.50%, 05/15/2021	300	275
4.63%, 10/30/2020	5,580	5,413
5.00%, 10/01/2021	1,460	1,349
Aircastle Ltd., (Bermuda), 5.50%, 02/15/2022	1,350	1,229
American Express Co.,
(ICE LIBOR USD 3 Month + 0.33%), 2.10%, 10/30/2020 (aa)	2,000	1,978
(ICE LIBOR USD 3 Month + 0.53%), 2.22%, 05/17/2021 (aa)	1,000	973
2.75%, 05/20/2022	3,300	3,354
BOC Aviation Ltd., (Singapore),
Reg. S, 2.38%, 09/15/2021	2,200	2,204
(ICE LIBOR USD 3 Month + 1.05%), 2.81%, 05/02/2021 (e) (aa)	200	200
Capital One Bank USA NA, (United States SOFR + 0.62%), 2.01%, 01/27/2023 (aa)	1,500	1,466
Capital One Financial Corp., 2.40%, 10/30/2020	3,000	2,994
GE Capital International Funding Co. Unlimited Co., (Ireland), 2.34%, 11/15/2020	3,589	3,529
Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan),
2.65%, 09/19/2022 (e)	800	778
Reg. S, 2.75%, 10/21/2020	2,500	2,443
Nomura Holdings, Inc., (Japan), 2.65%, 01/16/2025	400	391
Synchrony Financial, 3.75%, 08/15/2021	3,000	3,006

		32,818

Insurance — 1.0%
AIA Group Ltd., (Hong Kong), (ICE LIBOR USD 3 Month + 0.52%), 1.64%, 09/20/2021 (e) (aa)	3,400	3,370
American International Group, Inc., 3.38%, 08/15/2020	7	7
Jackson National Life Global Funding, (ICE LIBOR USD 3 Month + 0.31%), 1.05%, 03/16/2021 (e) (aa)	3,000	2,936
MET Tower Global Funding, (United States SOFR + 0.55%), 1.56%, 01/17/2023 (e) (aa)	3,900	3,551
Metropolitan Life Global Funding I, (ICE LIBOR USD 3 Month + 0.23%), 2.10%, 01/08/2021 (e) (aa)	2,000	1,979

		11,843

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Real Estate — 0.3%
Qatari Diar Finance QSC, (Qatar), Reg. S, 5.00%, 07/21/2020	3,800	3,807
Sinochem Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 4.50%, 11/12/2020	200	200

		4,007

Total Financial		195,076

Industrial — 2.5%
Aerospace/Defense — 0.3%
L3Harris Technologies, Inc., (ICE LIBOR USD 3 Month + 0.48%), 2.25%, 04/30/2020 (aa)	200	200
Northrop Grumman Corp., 2.08%, 10/15/2020	2,000	1,992
Rolls-Royce plc, (United Kingdom), 2.38%, 10/14/2020 (e)	1,500	1,414

		3,606

Electronics — 0.1%
Tyco Electronics Group SA, (Luxembourg), (ICE LIBOR USD 3 Month + 0.45%), 1.76%, 06/05/2020 (aa)	1,000	995

Environmental Control — 0.1%
Republic Services, Inc., 3.55%, 06/01/2022	1,180	1,203

Machinery - Construction & Mining — 0.3%
Caterpillar Financial Services Corp., Series I, (ICE LIBOR USD 3 Month + 0.39%), 2.08%, 05/17/2021 (aa)	3,000	2,939

Machinery - Diversified — 0.4%
John Deere Capital Corp., 2.55%, 01/08/2021	4,650	4,665

Miscellaneous Manufacturers — 0.5%
General Electric Co.,
3.15%, 09/07/2022	1,000	1,011
4.63%, 01/07/2021	500	502
5.55%, 05/04/2020	1,500	1,504
Siemens Financieringsmaatschappij NV, (Netherlands), 2.15%, 05/27/2020 (e)	3,250	3,250

		6,267

Transportation — 0.2%
Ryder System, Inc., 2.88%, 06/01/2022	1,500	1,505
United Parcel Service of America, Inc., 8.38%, 04/01/2020	1,356	1,356

		2,861

Trucking & Leasing — 0.6%
Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)	3,300	2,983
GATX Corp., (ICE LIBOR USD 3 Month + 0.72%), 2.46%, 11/05/2021 (aa)	500	490
Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.20%, 07/15/2020 (e)	3,700	3,682

		7,155

Total Industrial		29,691

Technology — 2.2%
Computers — 0.8%
Dell International LLC / EMC Corp., 4.42%, 06/15/2021 (e)	2,150	2,150
Hewlett Packard Enterprise Co.,
(ICE LIBOR USD 3 Month + 0.72%), 2.62%, 10/05/2021 (aa)	1,464	1,379
3.60%, 10/15/2020	1,250	1,251

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Computers — continued
IBM Credit LLC,
(ICE LIBOR USD 3 Month + 0.47%), 2.08%, 11/30/2020 (aa)		420	416
3.45%, 11/30/2020		4,000	4,045

			9,241

Semiconductors — 1.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd.,
2.20%, 01/15/2021		650	641
3.00%, 01/15/2022		1,800	1,780
Broadcom, Inc., 3.13%, 04/15/2021 (e)		6,300	6,231
Intel Corp., (ICE LIBOR USD 3 Month + 0.08%), 1.81%, 05/11/2020 (aa)		1,500	1,499
NXP BV / NXP Funding LLC, (Netherlands),
3.88%, 09/01/2022 (e)		400	402
4.13%, 06/01/2021 (e)		2,800	2,825

			13,378

Software — 0.2%
Fiserv, Inc., 2.70%, 06/01/2020		470	469
Oracle Corp., 2.80%, 07/08/2021		500	507
VMware, Inc., 2.30%, 08/21/2020		1,700	1,682

			2,658

Total Technology			25,277

Utilities — 0.5%
Electric — 0.5%
Duke Energy Corp., (ICE LIBOR USD 3 Month + 0.65%), 1.42%, 03/11/2022 (aa)		2,000	1,949
Evergy Kansas Central, Inc., 5.10%, 07/15/2020		1,893	1,902
Israel Electric Corp. Ltd., (Israel), Reg. S, 5.00%, 11/12/2024 (e)		300	312
Sempra Energy, (ICE LIBOR USD 3 Month + 0.50%), 2.33%, 01/15/2021 (aa)		200	190
Southern Co. (The), 2.75%, 06/15/2020		1,181	1,182

Total Utilities			5,535

Total Corporate Bonds (Cost $456,034)			446,073

Foreign Government Securities — 1.4%
Export-Import Bank of India, (India),
Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 2.70%, 08/21/2022 (aa)		3,400	3,347
Reg. S, 2.75%, 08/12/2020		200	200
Export-Import Bank of Korea, (South Korea), (ICE LIBOR USD 3 Month + 0.58%), 2.16%, 06/01/2021 (aa)		6,250	6,230
Korea Expressway Corp., (South Korea), 3.63%, 10/22/2021 (e)		1,000	1,034
Mexican Bonos, (Mexico), Series M, 7.25%, 12/09/2021	MXN	136,910	5,863

Total Foreign Government Securities (Cost $18,021)			16,674

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — 1.1%
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 05/01/2050 (w) (Cost $11,795)	11,600	12,367

U.S. Government Agency Securities — 1.5%
FHLMC,
1.15%, 04/08/2022 (bb)	5,000	5,000
1.50%, 03/26/2025	3,500	3,500
1.88%, 03/05/2025	3,700	3,705
1.97%, 02/06/2025	4,000	4,005
2.00%, 02/11/2025	1,800	1,802

Total U.S. Government Agency Securities (Cost $18,000)		18,012

U.S. Treasury Obligations — 7.6%
U.S. Treasury Floating Rate Notes,
(U.S. Treasury Bill Market Yield 3 Month + 0.12%), 0.20%, 01/31/2021 (aa)	10,000	10,003
(U.S. Treasury Bill Market Yield 3 Month + 0.22%), 0.31%, 07/31/2021 (aa)	4,500	4,508
U.S. Treasury Inflation Indexed Notes,
0.13%, 01/15/2023	5,476	5,410
0.13%, 10/15/2024	1,106	1,120
0.38%, 07/15/2023	10,143	10,201
0.63%, 04/15/2023	26,587	26,781
U.S. Treasury Notes,
0.38%, 03/31/2022	2,700	2,708
1.38%, 08/31/2020	326	327
1.38%, 10/31/2020	2,172	2,187
1.50%, 06/15/2020	10,000	10,029
1.50%, 08/15/2020	1,086	1,092
1.63%, 07/31/2020	1,000	1,005
2.00%, 07/31/2020	7,000	7,047
2.63%, 07/31/2020	543	548
2.75%, 09/30/2020	1,629	1,650
2.88%, 10/31/2020	5,100	5,181

Total U.S. Treasury Obligations (Cost $89,278)		89,797

Short-Term Investments — 37.8%
Certificates of Deposit — 3.8%
Banco Santander SA, (Spain), 1.90%, 10/15/2020 (n)	2,000	2,005
Bank of Nova Scotia, (Canada), (ICE LIBOR USD 3 Month + 0.06%), 1.80%, 05/07/2020 (aa)	4,000	3,998
Barclays Bank plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 0.28%), 2.02%, 05/07/2020 (aa)	2,000	2,000
(ICE LIBOR USD 3 Month + 0.45%), 2.32%, 10/08/2020 (aa)	3,000	2,996
Credit Agricole Corporate and Investment Bank, (France), (United States FEDEF + 0.33%), 0.42%, 06/12/2020 (aa)	4,000	3,991
Credit Suisse AG, (Switzerland), (United States SOFR + 0.21%), 0.22%, 11/18/2020 (aa)	4,000	3,970
Emirates NBD PJSC, (United Arab Emirates), 2.85%, 05/04/2020	1,100	1,102
HSBC Bank USA NA, (ICE LIBOR USD 3 Month + 0.08%), 1.89%, 10/23/2020 (aa)	3,500	3,488
Natixis SA, (France), (ICE LIBOR USD 1 Month + 0.29%), 1.67%, 06/05/2020 (aa)	4,500	4,502
Societe Generale, (France), (ICE LIBOR USD 3 Month + 0.18%), 1.98%, 04/24/2020 (aa)	4,000	3,999

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — continued
Certificates of Deposit — continued
Standard Chartered Bank, (United Kingdom), (ICE LIBOR USD 3 Month + 0.09%), 1.94%, 10/13/2020 (aa)	4,500	4,486
Sumitomo Mitsui Banking Corp., (Japan), 1.94%, 04/13/2020 (n)	4,500	4,502
Swedbank AB, (Sweden), 1.79%, 07/22/2020 (n)	2,500	2,504
Toronto-Dominion Bank (The), (Canada), 2.05%, 04/23/2020 (n)	850	851

Total Certificates of Deposit		44,394

Commercial Papers — 8.2%
Airbus Finance BV, 1.71%, 04/22/2020 (e) (n)	4,000	3,997
American Electric Power Co., Inc., 1.75%, 04/06/2020 (e) (n)	3,700	3,698
Anthem, Inc., 1.75%, 04/06/2020 (e) (n)	1,800	1,800
Australia & New Zealand Banking Group Ltd., (Australia), (ICE LIBOR USD 3 Month + 0.11%), 1.75%, 11/27/2020 (e) (aa)	5,000	4,978
BAE Systems Holdings, Inc., 1.51%, 06/08/2020 (e) (n)	2,700	2,683
Banque et Caisse d’Epargne de l’Etat, (Luxembourg), 1.43%, 09/24/2020 (e) (n)	473	470
Boeing Co. (The), 2.18%, 11/18/2020 (e) (n)	2,000	1,926
Campbell Soup Co., 1.40%, 04/06/2020 (e) (n)	3,200	3,199
Chevron Corp., 0.90%, 08/28/2020 (e) (n)	6,000	5,947
Church & Dwight Co., Inc., 1.75%, 07/24/2020 (e) (n)	2,250	2,227
Commonwealth Bank of Australia, (Australia), (ICE LIBOR USD 1 Month + 0.17%), 1.75%, 04/02/2020 (e) (aa)	3,000	3,000
Glencore Funding LLC, 1.95%, 04/09/2020 (e) (n)	1,000	1,000
Huntington Ingalls Industries, Inc., 1.80%, 04/06/2020 (e) (n)	1,800	1,800
Keurig Dr Pepper, Inc., 1.71%, 04/28/2020 (e) (n)	1,800	1,795
Lloyds Bank plc, (United Kingdom), (United States SOFR + 0.14%), 0.15%, 08/13/2020 (e) (aa)	1,500	1,496
LVMH Moet Hennessy Louis Vuitton, Inc., 1.91%, 04/08/2020 (e) (n)	5,000	4,999
Macquarie Bank Ltd., (Australia), (ICE LIBOR USD 1 Month + 0.25%), 1.26%, 07/09/2020 (e) (aa)	4,800	4,798
Mondelez International, Inc., 1.78%, 05/18/2020 (e) (n)	2,000	1,991
National Australia Bank Ltd., (Australia), (ICE LIBOR USD 1 Month + 0.18%), 1.13%, 06/25/2020 (e) (aa)	4,500	4,499
National Securities Clearing Corp., 1.87%, 06/03/2020 (e) (n)	5,000	4,989
NatWest Markets plc, (United Kingdom), Series G, 2.24%, 01/07/2021 (e) (n)	3,000	2,924
Nissan Motor Acceptance Corp.,
1.91%, 04/07/2020 (e) (n)	1,500	1,499
2.22%, 06/12/2020 (e) (n)	1,200	1,192
Northrop Grumman Corp., 1.77%, 04/29/2020 (n)	3,600	3,591
Pfizer, Inc., 1.25%, 09/23/2020 (e) (n)	5,000	4,943
Shell International Finance BV, (Netherlands),
1.16%, 02/25/2021 (e) (n)	2,000	1,971
1.17%, 02/16/2021 (e) (n)	800	788
1.99%, 09/28/2020 (e) (n)	4,500	4,468
Societe Generale SA, (France), (ICE LIBOR USD 3 Month + 0.18%), 1.91%, 05/11/2020 (e) (aa)	4,500	4,498
Starbucks Corp., 1.91%, 06/16/2020 (e) (n)	1,395	1,388
Syngenta Wilmington, Inc., 2.27%, 06/05/2020 (e) (n)	1,300	1,293

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Commercial Papers — continued
TELUS Corp., (Canada), 1.83%, 04/30/2020 (e) (n)		1,000	997
Toronto-Dominion Bank (The), (Canada), (ICE LIBOR USD 3 Month + 0.19%), 1.42%, 09/28/2020 (e) (aa)		3,500	3,492
VW Credit, Inc., 2.04%, 01/29/2021 (e) (n)		2,700	2,627

Total Commercial Papers			96,963

Corporate Notes — 0.7%
BellSouth LLC, 4.27%, 04/26/2020 (e)		2,000	2,000
Bristol-Myers Squibb Co., 2.88%, 08/15/2020 (e)		2,000	2,007
Caterpillar Financial Services Corp., (ICE LIBOR USD 3 Month + 0.10%), 1.15%, 06/19/2020 (aa)		3,993	3,976

Total Corporate Notes			7,983

Foreign Government Security — 0.1%
Mexico Cetes, (Mexico), Zero Coupon, 04/02/2020	MXN	241,500	1,018

Repurchase Agreements — 21.0%
BNP Paribas SA, 0.00%, dated 03/31/2020, due 04/01/2020, repurchase price $13,600, collateralized by U.S. Treasury Security, 3.00%, due 09/30/2025, with a value of $13,901.		13,600	13,600
BNP Paribas SA, 0.01%, dated 03/31/2020, due 04/01/2020, repurchase price $95,000, collateralized by U.S. Treasury Securities, 0.00% - 7.63%, due 05/15/2020 - 08/15/2049, with a value of $96,784.		95,000	95,000
BofA Securities, Inc., 0.01%, dated 03/31/2020, due 04/01/2020, repurchase price $42,000, collateralized by U.S. Treasury Security, 1.50%, due 02/28/2023, with a value of $42,871.		42,000	42,000
Citibank NA, 0.01%, dated 03/31/2020, due 04/01/2020, repurchase price $97,000, collateralized by U.S. Treasury Securities, 0.88% - 5.50%, due 08/15/2028 - 01/15/2029, with a value of $98,515.		97,000	97,000

Total Repurchase Agreements			247,600

Time Deposits — 3.2%
Australia & New Zealand Banking Group Ltd., 0.15%, 04/01/2020		10,406	10,406
Barclays SA, 0.15%, 04/01/2020		180	180
Brown Brothers Harriman,
(0.27%), 04/01/2020	JPY	66	1
0.02%, 04/01/2020	AUD	277	170
0.04%, 04/01/2020	CAD	363	258
Citibank NA,
0.03%, 04/01/2020	GBP	267	331
0.15%, 04/01/2020		26,374	26,374

Total Time Deposits			37,720

U.S. Treasury Obligation — 0.8%
U.S. Treasury Bill, Zero Coupon, 11/05/2020		9,000	8,996

Total Short-Term Investments (Cost $445,130)			444,674

Total Investments — 101.9% (Cost $1,211,413)*			1,197,360
Liabilities in Excess of Other Assets — (1.9)%			(22,319)

NET ASSETS — 100.0%			$1,175,041

Percentages indicated are based on net assets.

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2020:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Canadian 10 Year Government Bond	112	06/2020	CAD	11,191	520
Canadian Bankers’ Acceptance	292	03/2021	CAD	51,133	430
U.S. Treasury 2 Year Note	364	06/2020	USD	78,977	1,243

					2,193

Short Contracts
U.S. Treasury 5 Year Note	(155)	06/2020	USD	(18,855)	(576)
U.S. Ultra Treasury 10 Year Note	(107)	06/2020	USD	(15,760)	(936)

					(1,512)

Total unrealized appreciation (depreciation)					681

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2020:

CURRENCY PURCHASED	CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD 1,231	MXN	24,150	UBS AG LONDON	04/02/2020	213
USD 3,354	MXN	76,592	Barclays Bank plc	04/13/2020	132
USD 4,996	CAD	6,624	Morgan Stanley & Co.	05/15/2020	287
USD 233	CAD	319	Barclays Bank plc	05/15/2020	6
USD 11,305	GBP	8,688	Barclays Bank plc	05/15/2020	504

Total unrealized appreciation					1,142

MXN 2,846	USD	130	Barclays Bank plc	04/13/2020	(10)
USD 2,455	MXN	61,895	Barclays Bank plc	04/22/2020	(146)
USD 70	MXN	1,748	Bank of America, NA	04/22/2020	(4)
AUD 620	USD	407	Barclays Bank plc	05/15/2020	(25)
USD 132	AUD	223	Morgan Stanley & Co.	05/15/2020	(5)
USD 299	CAD	432	Morgan Stanley & Co.	05/15/2020	(8)
CAD 507	USD	372	Morgan Stanley & Co.	05/15/2020	(11)
CAD 509	USD	381	Bank of America, NA	05/15/2020	(19)

Total unrealized depreciation					(228)

Net unrealized appreciation (depreciation)					914

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2020:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	9,600	—	(4)	(4)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	12,500	—	(5)	(5)
Mexico Interbank TIIE 28 Day	6.42% 28-day	Receive	12/09/2021	MXN	163,900	—	(79)	(79)
United States FEDEF Intraday	2.30% annually	Receive	03/01/2022	USD	19,000	(94)	(346)	(440)

Total						(94)	(434)	(528)

(a)	Value of floating rate index as of March 31, 2020 was as follows:

FLOATING RATE INDEX
ICE LIBOR USD 1 Month	0.99%
Mexico Interbank TIIE 28 Day	6.71%
United States FEDEF Intraday	0.08%

Six Circles Ultra Short Duration Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020

BofA	—	Bank of America
CLO	—	Collateralized Loan Obligations
FEDEF	—	Federal Fund Effective Rate (Continuous Series)
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
REMICS	—	Real Estate Mortgage Investment Conduit
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2020.
TBA	—	To Be Announced
TIIE	—	The Interbank Equilibrium Interest Rate
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(n)	—	The rate shown is the effective yield as of March 31, 2020.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2020.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2020.
(bb)	—	Security has been valued using significant unobservable inputs.
(ee)	—	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 2.6%
Bank of The West Auto Trust, Series 2018-1, Class A2, 3.09%, 04/15/2021 (e)		51	51
BMW Canada Auto Trust, (Canada),
Series 2019-1A, Class A1, 2.15%, 10/20/2021 (e)	CAD	1,367	970
Series 2020-1A, Class A1, 1.96%, 09/20/2022 (e)	CAD	2,459	1,741
CARDS II Trust, (Canada), Series 2019-1A, Class A, (ICE LIBOR USD 1 Month + 0.39%), 1.09%, 05/15/2024 (e) (aa)		1,000	982
Chase Issuance Trust, Series 2018-A1, Class A1, (ICE LIBOR USD 1 Month + 0.20%), 0.90%, 04/17/2023 (aa)		1,300	1,289
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)		1,138	1,129
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, 02/15/2022 (e)		716	714
Discover Card Execution Note Trust, Series 2019-A2, Class A, (ICE LIBOR USD 1 Month + 0.27%), 0.97%, 12/15/2023 (aa)		3,500	3,448
Ford Auto Securitization Trust, (Canada), Series 2019-BA, Class A2, 2.32%, 10/15/2023 (e)	CAD	1,000	706
Ford Credit Floorplan Master Owner Trust A,
Series 2018-3, Class A2, (ICE LIBOR USD 1 Month + 0.40%), 1.10%, 10/15/2023 (aa)		2,900	2,709
Series 2019-3, Class A2, (ICE LIBOR USD 1 Month + 0.60%), 1.30%, 09/15/2024 (aa)		600	541
Gracechurch Card Funding plc, (United Kingdom), Series 2018-1A, Class A, (ICE LIBOR USD 1 Month + 0.40%), 1.10%, 07/15/2022 (e) (aa)		200	199
Home Equity Asset Trust, Series 2005-8, Class M1, (ICE LIBOR USD 1 Month + 0.43%), 1.38%, 02/25/2036 (aa)		1,448	1,416
Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, SUB, 3.75%, 04/25/2059 (e)		269	263
Marlette Funding Trust, Series 2018-4A, Class A, 3.71%, 12/15/2028 (e)		417	406
Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A2, 3.01%, 02/16/2021		403	403
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 2.53%, 02/18/2042 (e)		306	306
Series 2018-CA, Class A1, 3.01%, 06/16/2042 (e)		716	715
Navient Student Loan Trust, Series 2018-EA, Class A1, 3.43%, 12/15/2059 (e)		749	751
Nelnet Student Loan Trust, Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 1.85%, 06/27/2067 (e) (aa)		1,601	1,520
Oscar US Funding X LLC, (Japan), Series 2019-1A, Class A2, 3.10%, 04/11/2022 (e)		1,335	1,343
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series, Series 2005-WCW2, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 1.74%, 07/25/2035 (aa)		2,560	2,388
Penarth Master Issuer plc, (United Kingdom), Series 2018-2A, Class A1, (ICE LIBOR USD 1 Month + 0.45%), 1.06%, 09/18/2022 (e) (aa)		2,000	1,930

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Securitized Term Auto Receivables Trust, (Canada), Series 2018-2A, Class A2A, 3.06%, 02/25/2021 (e)		70	70
SLM Student Loan Trust, Series 2004-10, Class A7B, (ICE LIBOR USD 3 Month + 0.60%), 2.39%, 10/25/2029 (e) (aa)		2,000	1,943
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 2.49%, 06/15/2027 (e)		1,768	1,733
Series 2015-B, Class A2A, 2.98%, 07/15/2027 (e)		1,113	1,122
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)		1,109	1,107
SoFi Consumer Loan Program Trust,
Series 2019-1, Class A, 3.24%, 02/25/2028 (e)		443	430
Series 2019-3, Class A, 2.90%, 05/25/2028 (e)		604	585
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.39%, 02/25/2042 (e)		499	500
SoFi Professional Loan Program Trust, Series 2020-A, Class A1FX, 2.06%, 05/15/2046 (e)		1,436	1,399

Total Asset-Backed Securities (Cost $35,622)			34,809

Certificate of Deposit — 0.1%
Financial — 0.1%
Banks — 0.1%
Sumitomo Mitsui Banking Corp., (Japan), (ICE LIBOR USD 3 Month + 0.35%), 2.09%, 11/05/2021 (aa) (Cost $1,800)		1,800	1,765

Collateralized Mortgage Obligations — 2.4%
Brass NO plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 2.39%, 11/16/2066 (e) (aa)		274	264
Canterbury Finance plc, (United Kingdom), Series 1, Class A2, Reg. S, (SONIA Deposit Rates Swap 3 Month + 1.35%), 2.06%, 05/16/2056 (aa)	GBP	1,000	1,209
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.55%, 08/26/2058 (e)		280	291
Durham Mortgages plc, (United Kingdom), Series 2018-BX, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.60%), 1.35%, 03/31/2054 (aa)	GBP	1,274	1,556
FHLMC REMICS,
Series 4950, Class A, 2.50%, 06/25/2034		3,911	3,990
Series 4961, Class LA, 2.50%, 07/25/2034		3,956	4,042
Finsbury Square plc, (United Kingdom), Series 2017-2, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.68%), 1.14%, 09/12/2065 (aa)	GBP	305	377
FNMA REMICS,
Series 2018-86, Class FN, (ICE LIBOR USD 1 Month + 0.35%), 2.01%, 12/25/2048 (aa)		1,674	1,668
Series 2019-31, Class FB, (ICE LIBOR USD 1 Month + 0.45%), 1.40%, 07/25/2049 (aa)		1,808	1,791
Series 2019-47, Class FD, (ICE LIBOR USD 1 Month + 0.40%), 2.03%, 08/25/2049 (aa)		865	865
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 2.31%, 12/20/2064 (aa)		1,961	1,931
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 2.01%, 08/20/2065 (aa)		2,680	2,639
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 2.00%, 05/20/2044 (aa)		1,580	1,578
Hawksmoor Mortgages, (United Kingdom), Series 2019-1A, Class A, (SONIA Deposit Rates Swap 3 Month + 1.05%), 1.76%, 05/25/2053 (e) (aa)	GBP	2,773	3,285

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
Lanark Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A1, (ICE LIBOR USD 3 Month + 0.77%), 2.45%, 12/22/2069 (e) (aa)		1,230	1,187
London Wall Mortgage Capital plc, (United Kingdom), Series 2017-FL1, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 0.85%), 1.61%, 11/15/2049 (aa)	GBP	114	138
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		224	232
Ripon Mortgages plc, (United Kingdom),
Series 1X, Class A1, Reg. S, (ICE LIBOR GBP 3 Month + 0.80%), 1.55%, 08/20/2056 (aa)	GBP	282	340
Series 1X, Class A2, Reg. S, (ICE LIBOR GBP 3 Month + 0.80%), 1.55%, 08/20/2056 (aa)	GBP	2,681	3,229
Silverstone Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A, (ICE LIBOR USD 3 Month + 0.57%), 2.39%, 01/21/2070 (e) (aa)		172	166
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Deposit Rates Swap 3 Month + 0.90%), 1.61%, 07/20/2045 (e) (aa)	GBP	871	1,049
Trinity Square plc, (United Kingdom), Series 2015-1X, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 1.15%), 1.88%, 07/15/2051 (aa)	GBP	138	168

Total Collateralized Mortgage Obligations (Cost $32,660)			31,995

Commercial Mortgage-Backed Securities — 0.7%
AREIT Trust,
Series 2018-CRE2, Class A, (ICE LIBOR USD 1 Month + 0.98%), 1.68%, 11/14/2035 (e) (aa)		1,215	1,201
Series 2019-CRE3, Class A, (ICE LIBOR USD 1 Month + 1.02%), 1.72%, 09/14/2036 (e) (aa)		500	460
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT, Class A, (ICE LIBOR USD 1 Month + 1.20%), 1.90%, 03/15/2034 (e) (aa)		300	272
Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 1.75%, 04/15/2036 (e) (aa)		400	334
Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A, (ICE LIBOR USD 1 Month + 1.05%), 1.75%, 09/15/2036 (e) (aa)		497	468
BX Commercial Mortgage Trust, Series 2018-IND, Class A, (ICE LIBOR USD 1 Month + 0.75%), 1.45%, 11/15/2035 (e) (aa)		2,092	1,977
GPMT Ltd., (Cayman Islands), Series 2018-FL1, Class A, (ICE LIBOR USD 1 Month + 0.90%), 1.67%, 11/21/2035 (e) (aa)		394	376
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AAB, 3.85%, 08/15/2046		692	711
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 1.70%, 05/15/2036 (e) (aa)		700	581
PFP Ltd., (Cayman Islands), Series 2019-5, Class A, (ICE LIBOR USD 1 Month + 0.97%), 1.67%, 04/14/2036 (e) (aa)		1,500	1,365
VMC Finance LLC, Series 2018-FL2, Class A, (ICE LIBOR USD 1 Month + 0.92%), 1.72%, 10/15/2035 (e) (aa)		2,121	2,061

Total Commercial Mortgage-Backed Securities (Cost $10,420)			9,806

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — 13.9%
Basic Materials — 0.1%
Chemicals — 0.1%
Syngenta Finance NV, (Netherlands), 3.70%, 04/24/2020 (e)	1,800	1,796

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 5.40%, 11/01/2020 (e)	200	202

Total Basic Materials		1,998

Communications — 0.6%
Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 07/23/2020	3,995	3,983

Telecommunications — 0.3%
AT&T, Inc.,
(ICE LIBOR USD 3 Month + 1.18%), 1.96%, 06/12/2024 (aa)	2,100	1,950
(ICE LIBOR USD 3 Month + 0.93%), 2.30%, 06/30/2020 (aa)	2,000	1,987

		3,937

Total Communications		7,920

Consumer Cyclical — 1.5%
Auto Manufacturers — 1.4%
BMW US Capital LLC, (ICE LIBOR USD 3 Month + 0.50%), 2.21%, 08/13/2021 (e) (aa)	3,700	3,557
Daimler Finance North America LLC,
(ICE LIBOR USD 3 Month + 0.45%), 2.13%, 02/22/2021 (e) (aa)	700	676
2.70%, 08/03/2020 (e)	800	796
Ford Motor Credit Co. LLC,
(ICE LIBOR USD 3 Month + 0.43%), 2.19%, 11/02/2020 (aa)	1,200	1,122
2.34%, 11/02/2020	800	768
2.43%, 06/12/2020	200	195
(ICE LIBOR USD 3 Month + 1.27%), 2.64%, 03/28/2022 (aa)	350	284
(ICE LIBOR USD 3 Month + 0.88%), 2.73%, 10/12/2021 (aa)	150	138
General Motors Financial Co., Inc., 3.70%, 11/24/2020	3,200	3,169
Hyundai Capital America,
Reg. S, (ICE LIBOR USD 3 Month + 0.82%), 1.60%, 03/12/2021 (aa)	2,645	2,612
Reg. S, 2.45%, 06/15/2021	100	99
2.55%, 04/03/2020 (e)	500	500
(ICE LIBOR USD 3 Month + 0.80%), 2.71%, 04/03/2020 (e) (aa)	100	100
Nissan Motor Acceptance Corp.,
(ICE LIBOR USD 3 Month + 0.52%), 1.26%, 03/15/2021 (e) (aa)	200	196
(ICE LIBOR USD 3 Month + 0.69%), 2.06%, 09/28/2022 (e) (aa)	1,620	1,507
(ICE LIBOR USD 3 Month + 0.65%), 2.50%, 07/13/2022 (e) (aa)	700	672
Volkswagen Group of America Finance LLC,
(ICE LIBOR USD 3 Month + 0.86%), 2.06%, 09/24/2021 (e) (aa)	1,000	916
4.00%, 11/12/2021 (e)	400	396
Volkswagen International Finance NV, (Netherlands), 4.00%, 08/12/2020 (e)	800	799

		18,502

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc., 4.00%, 04/29/2020 (e)	600	597

Lodging — 0.0% (g)
Las Vegas Sands Corp., 3.20%, 08/08/2024	500	452

Total Consumer Cyclical		19,551

Consumer Non-cyclical — 2.6%
Agriculture — 0.6%
BAT Capital Corp.,
(ICE LIBOR USD 3 Month + 0.59%), 2.29%, 08/14/2020 (aa)	1,000	983
(ICE LIBOR USD 3 Month + 0.88%), 2.57%, 08/15/2022 (aa)	3,500	3,226
Imperial Brands Finance plc, (United Kingdom), 3.75%, 07/21/2022 (e)	3,100	3,100

		7,309

Commercial Services — 1.3%
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, (ICE LIBOR USD 3 Month + 0.56%), 2.32%, 11/02/2021 (aa)	3,900	3,918
Reg. S, 2.36%, 05/28/2021	10,000	10,115
Equifax, Inc., (ICE LIBOR USD 3 Month + 0.87%), 2.56%, 08/15/2021 (aa)	3,090	3,015

		17,048

Food — 0.1%
Conagra Brands, Inc.,
(ICE LIBOR USD 3 Month + 0.50%), 2.38%, 10/09/2020 (aa)	1,000	986
3.80%, 10/22/2021	400	402

		1,388

Healthcare - Services — 0.1%
Fresenius Medical Care US Finance II, Inc., 4.13%, 10/15/2020 (e)	1,900	1,888

Pharmaceuticals — 0.5%
AbbVie, Inc., 2.15%, 11/19/2021 (e)	1,400	1,398
(ICE LIBOR USD 3 Month + 0.65%), 2.35%, 11/21/2022 (e) (aa)	1,000	936
Bayer US Finance II LLC, (ICE LIBOR USD 3 Month + 1.01%), 1.75%, 12/15/2023 (e) (aa)	3,700	3,425
Bristol-Myers Squibb Co., (ICE LIBOR USD 3 Month + 0.38%), 2.07%, 05/16/2022 (e) (aa)	1,200	1,171

		6,930

Total Consumer Non-cyclical		34,563

Diversified — 0.1%
Holding Companies — 0.1%
CK Hutchison International 17 II Ltd., (Cayman Islands), 2.25%, 09/29/2020 (e)	200	200
Reg. S, 2.25%, 09/29/2020	1,500	1,501

Total Diversified		1,701

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Energy — 0.4%
Oil & Gas — 0.4%
BG Energy Capital plc, (United Kingdom), 4.00%, 10/15/2021 (e)		1,045	1,049
CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.63%, 05/05/2020		3,400	3,401

			4,450

Pipelines — 0.0% (g)
Florida Gas Transmission Co. LLC, 5.45%, 07/15/2020 (e)		500	503

Total Energy			4,953

Financial — 6.9%
Banks — 4.7%
Axis Bank Ltd., (India), 3.25%, 05/21/2020 (e)		500	501
Banco Santander Chile, (Chile), (ICE LIBOR USD 3 Month + 1.20%), 2.84%, 11/28/2021 (aa)		3,200	3,234
Bank of America Corp.,
(ICE LIBOR USD 3 Month + 0.79%), 2.10%, 03/05/2024 (aa)		900	843
(ICE LIBOR USD 3 Month + 1.18%), 3.00%, 10/21/2022 (aa)		1,200	1,159
Citigroup, Inc.,
(ICE LIBOR USD 3 Month + 0.95%), 2.75%, 07/24/2023 (aa)		850	803
(ICE LIBOR USD 3 Month + 1.10%), 2.79%, 05/17/2024 (aa)		900	860
(ICE LIBOR USD 3 Month + 1.43%), 3.01%, 09/01/2023 (aa)		1,800	1,759
Danske Bank A/S, (Denmark), (ICE LIBOR USD 3 Month + 1.25%), 3.00%, 09/20/2022 (e) (aa)		1,200	1,195
DNB Bank ASA, (Norway), (ICE LIBOR USD 3 Month + 0.62%), 2.20%, 12/02/2022 (e) (aa)		2,300	2,191
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 2.79%, 04/16/2022 (aa)		1,800	1,727
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 1.17%), 2.86%, 11/15/2021 (aa)		300	294
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 0.60%), 2.29%, 05/18/2021 (aa)		1,800	1,763
(ICE LIBOR USD 3 Month + 1.00%), 2.69%, 05/18/2024 (aa)		3,700	3,451
ING Groep NV, (Netherlands), (ICE LIBOR USD 3 Month + 1.15%), 2.52%, 03/29/2022 (aa)		1,900	1,832
KEB Hana Bank, (South Korea), (ICE LIBOR USD 3 Month + 0.70%), 2.15%, 10/02/2022 (e) (aa)		500	494
Mitsubishi UFJ Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.79%), 2.58%, 07/25/2022 (aa)		3,700	3,541
Mizuho Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.88%), 1.65%, 09/11/2022 (aa)		3,700	3,555
(ICE LIBOR USD 3 Month + 0.63%), 2.31%, 05/25/2024 (aa)		2,400	2,180
Morgan Stanley,
(United States SOFR + 0.70%), 1.61%, 01/20/2023 (aa)		1,000	931
(Canada Bankers Acceptances 3 Month + 0.30%), 2.28%, 02/03/2023 (aa) (ee)	CAD	2,000	1,349
(ICE LIBOR USD 3 Month + 0.93%), 2.73%, 07/22/2022 (aa)		2,400	2,335
(ICE LIBOR USD 3 Month + 1.40%), 3.20%, 10/24/2023 (aa)		700	676
MUFG Union Bank NA, (United States SOFR + 0.71%), 0.82%, 12/09/2022 (aa)		900	854
NatWest Markets plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.40%), 2.77%, 09/29/2022 (e) (aa)		2,360	2,224
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 2.55%, 08/30/2023 (e) (aa)		200	199

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Banks — continued
QNB Finance Ltd., (Cayman Islands),
Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 2.76%, 05/02/2022 (aa)	3,600	3,577
Reg. S, (ICE LIBOR USD 3 Month + 1.35%), 2.99%, 05/31/2021 (aa)	1,200	1,152
Royal Bank of Scotland Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.55%), 2.77%, 06/25/2024 (aa)	700	634
(ICE LIBOR USD 3 Month + 1.47%), 3.16%, 05/15/2023 (aa)	700	665
Santander UK plc, (United Kingdom), 2.10%, 01/13/2023	200	193
(ICE LIBOR USD 3 Month + 0.66%), 2.35%, 11/15/2021 (aa)	500	486
Standard Chartered plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)	1,700	1,672
State Bank of India, (India), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 2.85%, 04/06/2020 (aa)	3,300	3,299
Sumitomo Mitsui Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.78%), 2.62%, 07/12/2022 (aa)	3,700	3,521
UBS Group AG, (Switzerland), (ICE LIBOR USD 3 Month + 1.78%), 3.62%, 04/14/2021 (e) (aa)	3,700	3,624
Wells Fargo Bank NA, (ICE LIBOR USD 3 Month + 0.62%), 2.26%, 05/27/2022 (aa)	3,500	3,450

		62,223

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
4.25%, 07/01/2020	400	395
4.45%, 12/16/2021	700	644
4.50%, 05/15/2021	300	275
4.63%, 10/30/2020	2,600	2,522
Aircastle Ltd., (Bermuda), 5.50%, 02/15/2022	1,450	1,320
American Express Co., 2.75%, 05/20/2022	3,700	3,760
BOC Aviation Ltd., (Singapore), Reg. S, 2.38%, 09/15/2021	2,500	2,505
(ICE LIBOR USD 3 Month + 1.05%), 2.81%, 05/02/2021 (e) (aa)	200	200
GE Capital International Funding Co. Unlimited Co., (Ireland), 2.34%, 11/15/2020	900	885
Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan), 2.65%, 09/19/2022 (e)	1,700	1,653
Reg. S, 2.75%, 10/21/2020	2,500	2,443
Nomura Holdings, Inc., (Japan), 2.65%, 01/16/2025	500	489

		17,091

Insurance — 0.6%
AIA Group Ltd., (Hong Kong), (ICE LIBOR USD 3 Month + 0.52%), 1.64%, 09/20/2021 (e) (aa)	3,700	3,667
MET Tower Global Funding, (United States SOFR + 0.55%), 1.56%, 01/17/2023 (e) (aa)	4,500	4,098

		7,765

Real Estate — 0.3%
Qatari Diar Finance QSC, (Qatar), Reg. S, 5.00%, 07/21/2020	4,400	4,408
Sinochem Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 4.50%, 11/12/2020	200	200

		4,608

Total Financial		91,687

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Industrial — 0.6%
Aerospace/Defense — 0.0% (g)
L3Harris Technologies, Inc., (ICE LIBOR USD 3 Month + 0.48%), 2.25%, 04/30/2020 (aa)	200	199

Miscellaneous Manufacturers — 0.1%
General Electric Co., 5.55%, 05/04/2020	1,500	1,504

Transportation — 0.2%
Ryder System, Inc., 2.88%, 06/01/2022	1,900	1,906

Trucking & Leasing — 0.3%
Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)	3,700	3,345
GATX Corp., (ICE LIBOR USD 3 Month + 0.72%), 2.46%, 11/05/2021 (aa)	500	490

		3,835

Total Industrial		7,444

Technology — 1.0%
Computers — 0.2%
Dell International LLC / EMC Corp., 4.42%, 06/15/2021 (e)	2,500	2,499

Semiconductors — 0.6%
Broadcom, Inc.,
3.13%, 04/15/2021 (e)	4,100	4,056
3.13%, 10/15/2022 (e)	200	198
NXP BV / NXP Funding LLC, (Netherlands),
3.88%, 09/01/2022 (e)	400	401
4.13%, 06/01/2021 (e)	3,400	3,431

		8,086

Software — 0.2%
Oracle Corp., 2.80%, 07/08/2021	700	710
VMware, Inc., 2.30%, 08/21/2020	1,800	1,781

		2,491

Total Technology		13,076

Utilities — 0.1%
Electric — 0.1%
IPALCO Enterprises, Inc., 3.45%, 07/15/2020	1,000	1,000
Israel Electric Corp. Ltd., (Israel), Reg. S, 5.00%, 11/12/2024 (e)	300	312

Total Utilities		1,312

Total Corporate Bonds (Cost $189,734)		184,205

Foreign Government Securities — 1.3%
Export-Import Bank of India, (India),
Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 2.70%, 08/21/2022 (aa)	3,700	3,643
Reg. S, 2.75%, 08/12/2020	200	200
Export-Import Bank of Korea, (South Korea), (ICE LIBOR USD 3 Month + 0.58%), 2.16%, 06/01/2021 (aa)	6,300	6,279

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Korea Expressway Corp., (South Korea), 3.63%, 10/22/2021 (e)		1,200	1,241
Mexican Bonos, (Mexico), Series M, 7.25%, 12/09/2021	MXN	148,100	6,343

Total Foreign Government Securities (Cost $19,165)			17,706

Mortgage-Backed Securities — 0.9%
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 05/01/2050 (w) (Cost $11,186)		11,200	11,940

Municipal Bonds — 62.8% (t)
Alabama — 0.1%
County of Jefferson, Series A, GO, 5.00%, 04/01/2020		500	500
Lower Alabama Gas District, Series A, Rev., 4.00%, 12/01/2022		550	568

			1,068

Alaska — 0.3%
Alaska Housing Finance Corp., Series B, Rev., VRDO, 3.70%, 04/07/2020 (z)		2,400	2,400
City of Valdez, Exxon Pipeline Co. Project, Rev., VRDO, 0.85%, 04/01/2020 (z)		2,000	2,000

			4,400

Arizona — 2.2%
Arizona Health Facilities Authority, Banner Health Obligated Group, Series G, Rev., VRDO, LOC: Wells Fargo Bank NA, 4.30%, 04/07/2020 (z)		3,685	3,685
Arizona Health Facilities Authority, Dignity Health, Series B, Rev., VRDO, LOC: Barclays Bank plc, 4.75%, 04/07/2020 (z)		8,800	8,800
City of Phoenix Civic Improvement Corp., Senior Lien,
Rev., AMT, 5.00%, 07/01/2020		620	626
Rev., AMT, 5.00%, 07/01/2021		1,750	1,831
Maricopa County Industrial Development Authority, Banner Health,
Series E, Rev., VRDO, 5.10%, 04/07/2020 (z)		6,000	6,000
Series F, Rev., VRDO, 4.35%, 04/07/2020 (z)		6,000	6,000
Maricopa County Industrial Development Authority, Honorhealth, Series A, Rev., 5.00%, 09/01/2021		725	763
Maricopa County Unified School District, GO, 5.00%, 07/01/2022		1,310	1,422

			29,127

California — 1.4%
ABAG Finance Authority for Nonprofit Corps, Lakeside Village Apartments, Series A, Rev., VRDO, LOC: FHLMC, LIQ: FHLMC, 2.25%, 04/07/2020 (z)		400	400
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series B, Rev., AMT, 5.00%, 07/01/2022		1,430	1,528
City of Long Beach, Series B, Rev., AMT, 4.00%, 05/15/2022		3,000	3,104
City of Riverside, Electric Revenue, Series A, Rev., VRDO, LOC: Barclays Bank plc, 4.75%, 04/07/2020 (z)		200	200
Golden State Tobacco Securitization Corp., Series A1, Rev., 5.00%, 06/01/2021		400	414
Los Angeles Department of Water & Power, Power System,
Series B5, Rev., VRDO, 3.75%, 04/07/2020 (z)		600	600
Series B7, Rev., VRDO, 4.30%, 04/07/2020 (z)		3,800	3,800

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds— continued
California — continued
Metropolitan Water District of Southern California, Series A2, Rev., VRDO, 4.40%, 04/07/2020 (z)	450	450
San Francisco City & County Airport Comm-San Francisco International Airport, Special Facilities Lease, SFO Fuel Co. LLC, Series A, Rev., AMT, 5.00%, 01/01/2021	6,405	6,562
Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America NA, 4.71%, 04/07/2020 (z)	1,550	1,550
State of California, Series B3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 4.80%, 04/07/2020 (z)	500	500

		19,108

Colorado — 2.8%
City & County of Denver, Airport System, Series A, Rev., AMT, 5.00%, 11/15/2021	2,000	2,099
Colorado Educational & Cultural Facilities Authority, Nature Conservancy (The), Rev., VRDO, 5.09%, 04/07/2020 (z)	15,950	15,950
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Series A, Rev., 5.00%, 01/01/2022	2,500	2,661
Colorado Housing & Finance Authority, Multifamily Project, Series B2, Class I, Rev., 1.35%, 02/01/2022	5,000	4,980
Colorado Housing & Finance Authority, Single Family Mortgage, Class I, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 5.25%, 04/07/2020 (z)	670	670
University of Colorado Hospital Authority, Health Obligated Group, Series B2, Rev., VRDO, 5.10%, 04/07/2020 (z)	3,800	3,800
University of Colorado Hospital Authority, University of Colorado Health Obligated Group, Series B1, Rev., VRDO, 5.10%, 04/07/2020 (z)	4,600	4,600
Weld County School District No. 6 Greeley, GO, 5.00%, 12/01/2022	1,850	2,036

		36,796

Connecticut — 2.6%
Connecticut Housing Finance Authority,
Series A3, Rev., VRDO, 4.50%, 04/07/2020 (z)	5,000	5,000
Series B3, Rev., VRDO, 4.70%, 04/07/2020 (z)	280	280
Series B4, Rev., VRDO, 3.70%, 04/07/2020 (z)	3,500	3,500
Series C3, Rev., VRDO, 4.70%, 04/07/2020 (z)	4,000	4,000
Series E3, Rev., VRDO, 4.30%, 04/07/2020 (z)	4,000	4,000
Series F3, Rev., VRDO, 4.50%, 04/07/2020 (z)	10,000	10,000
Connecticut State Health & Educational Facilities Authority, Series A, Rev., VRDO, 3.75%, 04/07/2020 (z)	4,725	4,725
Connecticut State Health & Educational Facilities Authority, Covenant Retirement Communities Obligated Group, Series B, Rev., 5.00%, 12/01/2020	1,000	1,012
Hartford County, Metropolitan District (The), Series A, GO, 5.00%, 07/15/2022	1,200	1,303

		33,820

District of Columbia — 1.1%
District of Columbia, Georgetown University (The), Series B1, Rev., VRDO, LOC: Bank of America NA, 4.35%, 04/07/2020 (z)	500	500
Metropolitan Washington Airports Authority,
Series A, Rev., AMT, 4.00%, 10/01/2020	1,500	1,520
Series C2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 4.50%, 04/07/2020 (z)	12,075	12,075

		14,095

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — 2.5%
City of Fort Lauderdale, Police and Public Safety Project, Series B, GO, 5.00%, 07/01/2022	1,215	1,319
City of Gainesville, Utilities System,
Series A, Rev., 5.00%, 10/01/2021	1,400	1,481
Series B, Rev., VRDO, 4.30%, 04/07/2020 (z)	4,830	4,830
City of Orlando, Series B, Rev., 5.00%, 10/01/2021	775	820
County of Miami-Dade Aviation, Series C, Rev., 5.00%, 10/01/2021	1,650	1,739
Florida Atlantic University Finance Corp., Series A, Rev., 5.00%, 07/01/2021	880	920
Florida Gulf Coast University Financing Corp., Parking Project, Series A, Rev., VRDO, LOC: TD Bank NA, 4.25%, 04/07/2020 (z)	3,655	3,655
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 3.70%, 04/07/2020 (z)	4,000	4,000
JEA Water & Sewer System, Series A2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 4.35%, 04/07/2020 (z)	300	300
Lee Memorial Health System, Series A1, Rev., 5.00%, 04/01/2022	1,000	1,068
Orlando Utilities Commission,
Series 1, Rev., VRDO, 4.00%, 04/07/2020 (z)	6,200	6,200
Series 2, Rev., VRDO, 4.25%, 04/07/2020 (z)	7,400	7,400

		33,732

Georgia — 1.6%
Brookhaven Development Authority, Children’s Healthcare of Atlanta Obligated Group, Series A, Rev., 5.00%, 07/01/2022	1,040	1,128
Municipal Electric Authority of Georgia, Series B, Rev., VRDO, LOC: Barclays Bank plc, 4.75%, 04/07/2020 (z)	4,660	4,660
Private Colleges & Universities Authority, Emory University,
Series B1, Rev., VRDO, 4.50%, 04/07/2020 (z)	6,295	6,295
Series C1, Rev., VRDO, 4.65%, 04/07/2020 (z)	5,400	5,400
Series C4, Rev., VRDO, 5.50%, 04/07/2020 (z)	600	600
Series C5, Rev., VRDO, 4.65%, 04/07/2020 (z)	2,485	2,485

		20,568

Idaho — 0.5%
Idaho Health Facilities Authority, St. Luke’s Health System Obligated Group, Rev., VRDO, LOC: U.S. Bank NA, 1.10%, 04/01/2020 (z)	4,500	4,500
Idaho Health Facilities Authority, Trinity Health Corp. Obligated Group, Series D, Rev., 5.00%, 12/01/2020	2,500	2,563

		7,063

Illinois — 2.1%
Chicago Midway International Airport, Second Lien, Series A, Rev., AMT, 5.00%, 01/01/2021	3,580	3,661
Chicago O’Hare International Airport, Senior Lien,
Series A, Rev., AMT, 5.00%, 01/01/2021	3,730	3,822
Series A, Rev., AMT, 5.00%, 01/01/2022	2,000	2,113
Series C, Rev., 5.00%, 01/01/2022	3,670	3,901
Fountaindale Public Library District, GO, 5.00%, 02/01/2021	1,050	1,082

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Northwestern University, Series C, Rev., VRDO, 4.80%, 04/07/2020 (z)	3,500	3,500
Illinois Finance Authority, University of Chicago (The), Series C, Rev., VRDO, 4.75%, 04/07/2020 (z)	1,955	1,955
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.75%, 04/01/2020 (z)	200	200
Illinois Housing Development Authority, Series B, Rev., VRDO, 4.84%, 04/07/2020 (w) (z)	3,000	3,000
Illinois Housing Development Authority, Multifamily Housing, Century Woods IL TC LP, Rev., GNMA COLL, 1.90%, 10/01/2022 (z)	1,500	1,508
Illinois Housing Development Authority, Multifamily Housing, Heather Ridge IL TC LP, Rev., 1.90%, 10/01/2022 (z)	3,000	3,017

		27,759

Indiana — 2.2%
Indiana Finance Authority, Ascension Health Credit Group, Series E4, Rev., VRDO, 4.25%, 04/07/2020 (z)	3,770	3,770
Indiana Finance Authority, Health Systems, Sisters of St. Francis, Series I, Rev., VRDO, LOC: Barclays Bank plc, 0.85%, 04/01/2020 (z)	900	900
Indiana Finance Authority, Indiana University Health, Inc. Obligated Group, Series E, Rev., VRDO, LOC: Bank of America NA, 3.70%, 04/07/2020 (z)	4,600	4,600
Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A2, Rev., VRDO, 4.25%, 04/07/2020 (z)	6,600	6,600
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority,
Rev., AMT, 5.00%, 01/01/2021	2,815	2,894
Rev., AMT, 5.00%, 01/01/2022	3,085	3,276
Purdue University, Series A, COP, VRDO, 4.75%, 04/07/2020 (z)	6,400	6,400
Purdue University, Student Facilities System, Series C, Rev., VRDO, 4.75%, 04/07/2020 (z)	200	200

		28,640

Kansas — 0.1%
Geary County Unified School District No. 475, Series B, GO, 5.00%, 09/01/2022	1,275	1,390

Kentucky — 0.1%
City of Owensboro, Electric Light & Power System, Series B, Rev., 5.00%, 01/01/2021	1,250	1,283

Louisiana — 0.2%
Jefferson Sales Tax District, Series A, Rev., AGM, 5.00%, 12/01/2021	2,325	2,472

Massachusetts — 6.9%
Commonwealth of Massachusetts, Series C, GO, VRDO, 4.25%, 04/07/2020 (z)	3,585	3,585
Commonwealth of Massachusetts, Central Artery, Series A, GO, VRDO, 4.82%, 04/07/2020 (z)	1,625	1,625
Massachusetts Bay Transportation Authority,
Series A1, Rev., VRDO, 4.90%, 04/07/2020 (z)	1,800	1,800
Series A2, Rev., VRDO, 3.80%, 04/07/2020 (z)	5,895	5,895

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Bay Transportation Authority, General Transportation System, Series A2, Rev., VRDO, 4.90%, 04/07/2020 (z)	14,400	14,400
Massachusetts Development Finance Agency, Beth Israel Lahey Health Obligated Group, Series K, Rev., 4.00%, 07/01/2021	720	745
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute Obligated Group, Series O, Rev., 5.00%, 12/01/2021	1,000	1,063
Massachusetts Development Finance Agency, Partners Healthcare System, Inc.,
Series K1, Rev., VRDO, 3.71%, 04/07/2020 (z)	5,700	5,700
Series K2, Rev., VRDO, 4.50%, 04/07/2020 (z)	22,360	22,360
Massachusetts Development Finance Agency, Tufts University, Series R, Rev., VRDO, 0.80%, 04/01/2020 (z)	5,000	5,000
Massachusetts Educational Financing Authority,
Series A, Rev., AMT, 5.00%, 01/01/2021	3,150	3,232
Series B, Rev., AMT, 5.00%, 07/01/2021	900	939
Series B, Rev., AMT, 5.00%, 07/01/2022	2,000	2,149
Series J, Rev., AMT, 5.00%, 07/01/2020	400	403
Massachusetts Health & Educational Facilities Authority, Tufts University, Series N1, Rev., VRDO, 0.79%, 04/01/2020 (z)	6,600	6,600
Massachusetts School Building Authority, Series A, Rev., 5.00%, 08/15/2022	2,710	2,955
Massachusetts Water Resources Authority,
Series A2, Rev., VRDO, 4.85%, 04/07/2020 (z)	1,140	1,140
Series A3, Rev., VRDO, 4.85%, 04/07/2020 (z)	4,495	4,495
University of Massachusetts Building Authority, Series 1, Rev., VRDO, 4.75%, 04/07/2020 (z)	7,000	7,000

		91,086

Michigan — 1.0%
Michigan Finance Authority, Hospital Project, Ascension Health Credit Group, Series E, Rev., VRDO, 5.00%, 04/07/2020 (z)	2,275	2,275
University of Michigan,
Series A, Rev., VRDO, 4.40%, 04/07/2020 (z)	5,325	5,325
Series D1, Rev., VRDO, 0.55%, 04/01/2020 (z)	130	130
Series D2, Rev., VRDO, 4.25%, 04/07/2020 (z)	870	870
Wayne County Airport Authority, Series A, Rev., AMT, 5.00%, 12/01/2020	4,985	5,106

		13,706

Minnesota — 0.2%
City of Rochester, Health Care, Mayo Clinic, Rev., VRDO, 4.88%, 04/07/2020 (z)	500	500
County of Hennepin, Series B, GO, VRDO, 4.85%, 04/07/2020 (z)	2,640	2,640

		3,140

Mississippi — 1.0%
Mississippi Business Finance Corp., Chevron USA, Inc.,
Series A, Rev., VRDO, 0.65%, 04/01/2020 (z)	2,300	2,300
Series A, Rev., VRDO, 3.79%, 04/07/2020 (z)	510	510
Series B, Rev., VRDO, 0.65%, 04/01/2020 (z)	1,000	1,000
Series C, Rev., VRDO, 5.00%, 04/07/2020 (z)	1,400	1,400

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Mississippi — continued
Series D, Rev., VRDO, 5.00%, 04/07/2020 (z)	300	300
Series E, Rev., VRDO, 0.85%, 04/01/2020 (z)	6,300	6,300
Series F, Rev., VRDO, 3.79%, 04/07/2020 (z)	275	275
Series H, Rev., VRDO, 0.65%, 04/01/2020 (z)	1,300	1,300
Series K, Rev., VRDO, 0.65%, 04/01/2020 (z)	500	500

		13,885

Missouri — 0.5%
City of St. Louis, Airport, Series B, Rev., AGM, AMT, 4.00%, 07/01/2020	1,500	1,510
Missouri Development Finance Board, Nelson Gallery Foundation (The), Series A, Rev., VRDO, 1.10%, 04/01/2020 (z)	5,000	5,000

		6,510

Nevada — 0.7%
County of Clark Department of Aviation, Series A1, Rev., AMT, 5.00%, 07/01/2021	5,000	5,180
Las Vegas Valley Water District, Series B, GO, 5.00%, 06/01/2022	2,000	2,162
Washoe County School District, Series C, GO, 5.00%, 10/01/2021	1,250	1,319

		8,661

New Hampshire — 1.1%
New Hampshire Business Finance Authority, Emerald Renewable Diesel LLC, Rev., AMT, 2.00%, 06/01/2049 (e) (z)	3,000	3,002
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College, Series B, Rev., VRDO, 0.94%, 04/01/2020 (z)	8,000	8,000
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire,
Series A1, Rev., VRDO, 0.85%, 04/01/2020 (z)	800	800
Series B, Rev., VRDO, 0.85%, 04/01/2020 (z)	2,800	2,800

		14,602

New Jersey — 0.6%
New Jersey Housing & Mortgage Finance Agency, Single Family Housing,
Series D, Rev., AMT, 4.00%, 04/01/2020	1,125	1,125
Series D, Rev., AMT, 4.00%, 10/01/2020	1,290	1,305
New Jersey Sports & Exposition Authority,
Series A, Rev., 5.00%, 09/01/2020	1,000	1,014
Series A, Rev., 5.00%, 09/01/2021	4,000	4,200

		7,644

New Mexico — 0.6%
New Mexico Municipal Energy Acquisition Authority,
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 05/01/2020	5,045	5,055
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 11/01/2020	2,600	2,636
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 11/01/2021	625	648

		8,339

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — 12.4%
City of New York,
Series A4, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 4.50%, 04/07/2020 (z)	1,000	1,000
Series F, GO, 5.00%, 08/01/2022	1,125	1,203
Series G4, GO, VRDO, 4.50%, 04/07/2020 (z)	425	425
Series G4, GO, VRDO, LOC: Citibank NA, 4.50%, 04/07/2020 (z)	1,000	1,000
Series G6, GO, VRDO, LOC: Mizuho Bank Ltd., 0.70%, 04/01/2020 (z)	615	615
Series I3, GO, VRDO, LOC: Bank of America NA, 0.97%, 04/01/2020 (z)	750	750
Series I4, GO, VRDO, LOC: TD Bank NA, 0.90%, 04/01/2020 (z)	2,000	2,000
City of New York, Fiscal Year 2008, Series J6, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 0.97%, 04/01/2020 (z)	2,200	2,200
City of New York, Fiscal Year 2017, Series A4, GO, VRDO, LOC: Citibank NA, 4.50%, 04/07/2020 (z)	7,000	7,000
City of New York, Fiscal Year 2018, Series B5, GO, VRDO, 0.85%, 04/01/2020 (z)	7,400	7,400
Metropolitan Transportation Authority,
Series A1, Rev., VRDO, LOC: TD Bank NA, 0.65%, 04/01/2020 (z)	4,820	4,820
Series A, Rev., 4.00%, 02/01/2022	16,000	16,424
Series A, Rev., BAN, 5.00%, 03/01/2022	2,000	2,092
Series B1, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 4.50%, 04/07/2020 (z)	3,125	3,125
Series D2, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.15%, 04/01/2020 (z)	5,300	5,300
Series G2, Rev., VRDO, LOC: TD Bank NA, 4.25%, 04/07/2020 (z)	6,750	6,750
Nassau County Interim Finance Authority, Sales Tax, Series A, Rev., VRDO, 4.92%, 04/07/2020 (z)	13,640	13,640
New York City Housing Development Corp., West 26th Street, Series B, Rev., VRDO, 4.40%, 04/07/2020 (z)	680	680
New York City Housing Development Corp., Bruckner by the Bridge LLC, Series A, Rev., VRDO, LIQ: FHLMC, 4.64%, 04/07/2020 (z)	4,700	4,700
New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, LOC: FNMA, LIQ: FNMA, 4.67%, 04/07/2020 (z)	600	600
New York City Housing Development Corp., Sustainable Neighborhood, Series C4, Rev., VRDO, 3.73%, 04/07/2020 (z)	7,000	7,000
New York City Municipal Water Finance Authority, Water & Sewer System,
Series F1, Rev., VRDO, 1.00%, 04/01/2020 (z)	4,000	4,000
Series F1A, Rev., VRDO, 4.50%, 04/07/2020 (z)	6,000	6,000
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution,
Series B, Rev., VRDO, 0.72%, 04/01/2020 (z)	3,440	3,440
Series BB, Rev., VRDO, 0.96%, 04/01/2020 (z)	1,000	1,000
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Series BB2, Rev., VRDO, 0.95%, 04/01/2020 (z)	3,500	3,500

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority Future Tax Secured Revenue, New York City Recovery, Series 1E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 4.98%, 04/07/2020 (z)	275	275
New York City Transitional Finance Authority, Future Tax Secured Revenue,
Series A4, Rev., VRDO, 0.90%, 04/01/2020 (z)	3,500	3,500
Series B5, Rev., VRDO, 1.10%, 04/01/2020 (z)	800	800
Series E1, Rev., 5.00%, 02/01/2022	2,490	2,657
Series F5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 5.00%, 04/07/2020 (z)	7,285	7,285
New York City Trust for Cultural Resources, Metropolitan Museum of Art (The), Series A1, Rev., VRDO, 4.50%, 04/07/2020 (z)	525	525
New York State Dormitory Authority, City University of New York (The), Consolidated Fifth, Series C, Rev., VRDO, LOC: Bank of America NA, 4.84%, 04/07/2020 (z)	1,200	1,200
New York State Dormitory Authority, School District, Financing Program, Series D, Rev., BAM, 5.00%, 10/01/2020	1,500	1,529
New York State Housing Finance Agency, Clinton Park Housing, Series A, Rev., VRDO, LIQ: FHLMC, 4.60%, 04/07/2020 (z)	200	200
New York State Housing Finance Agency, Housing Related, Taconic, Rev., VRDO, LOC: FNMA, LIQ: FNMA, 4.75%, 04/07/2020 (z)	1,220	1,220
New York State Urban Development Corp., Series A, Rev., 5.00%, 03/15/2022	8,575	9,190
Onondaga County Resource Recovery Agency, Series A, Rev., AGM, AMT, 5.00%, 05/01/2021	1,915	1,992
Onondaga County Trust for Cultural Resources, Syracuse University, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 3.68%, 04/07/2020 (z)	1,000	1,000
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty, Rev., AMT, 5.00%, 09/01/2021	3,060	3,220
Triborough Bridge & Tunnel Authority,
Series B2, Rev., VRDO, LOC: Citibank NA, 0.70%, 04/01/2020 (z)	3,700	3,700
Series B3, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.71%, 04/01/2020 (z)	10,950	10,950
Series F, Rev., VRDO, LOC: Citibank NA, 0.70%, 04/01/2020 (z)	7,775	7,775

		163,682

North Carolina — 1.8%
City of Charlotte, Water & Sewer System, Series B, Rev., VRDO, 3.71%, 04/07/2020 (z)	12,300	12,300
City of Raleigh, Combined Enterprise System Revenue, Series B, Rev., VRDO, 4.95%, 04/07/2020 (z)	3,600	3,600
County of Durham, GO, 5.00%, 04/01/2022	1,135	1,223
University of North Carolina at Chapel Hill, Series C, Rev., VRDO, 4.75%, 04/07/2020 (z)	3,400	3,400
University of North Carolina, Hospitals at Chapel Hill,
Series A, Rev., VRDO, 4.82%, 04/07/2020 (z)	100	100
Series B, Rev., VRDO, 0.80%, 04/01/2020 (z)	2,800	2,800

		23,423

Ohio — 4.0%
City of Cincinnati, Series A, GO, 5.00%, 12/01/2032 (p)	1,700	1,843
County of Franklin, Hospital Facilities, OhioHealth Obligated Group, Series C, Rev., VRDO, 4.75%, 04/07/2020 (z)	5,975	5,975
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group,
Series B1, Rev., VRDO, 0.75%, 04/01/2020 (z)	950	950
Series B3, Rev., VRDO, 1.05%, 04/01/2020 (z)	3,200	3,200
Series B4, Rev., VRDO, 0.85%, 04/01/2020 (z)	6,650	6,650

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
Ohio State University (The),
Series B2, Rev., VRDO, 4.45%, 04/07/2020 (z)	6,725	6,725
Series B, Rev., VRDO, 4.45%, 04/07/2020 (z)	5,300	5,300
Series E, Rev., VRDO, 4.78%, 04/07/2020 (z)	3,500	3,500
Ohio Water Development Authority Water Pollution Control Loan Fund, Series A, Rev., VRDO, 4.25%, 04/07/2020 (z)	4,000	4,000
State of Ohio, Series C, GO, VRDO, 4.45%, 04/07/2020 (z)	5,000	5,000
State of Ohio, Infrastructure Improvement, Series A, GO, VRDO, LOC: TD Bank NA, 4.20%, 04/07/2020 (z)	9,765	9,765

		52,908

Pennsylvania — 2.0%
Commonwealth of Pennsylvania, First Series, GO, 5.00%, 08/15/2021	7,210	7,578
Delaware River Port Authority, Series B, Rev., 5.00%, 01/01/2021	3,100	3,187
Monroeville Finance Authority, UPMC Obligated Group, Rev., 5.00%, 02/15/2021	1,155	1,194
Pennsylvania Economic Development Financing Authority, Waste Management PA Obligated Group, Series A, Rev., 2.15%, 11/01/2021	1,375	1,387
Pennsylvania Higher Educational Facilities Authority, Drexel University, Series B, Rev., VRDO, LOC: TD Bank NA, 0.80%, 04/01/2020 (z)	350	350
Philadelphia Authority for Industrial Development, Rev., 5.00%, 10/01/2021	4,000	4,225
Philadelphia Authority for Industrial Development, City Service Agreement, Rebuild Project,
Rev., 5.00%, 05/01/2020	500	501
Rev., 5.00%, 05/01/2021	750	781
Ringgold School District, BAM, GO, 3.00%, 09/01/2022	2,325	2,423
School District of Philadelphia (The),
Series A, GO, 5.00%, 09/01/2021	1,600	1,684
Series F, GO, 5.00%, 09/01/2020	1,100	1,117
Series F, GO, 5.00%, 09/01/2021	1,500	1,579

		26,006

South Carolina — 0.1%
South Carolina Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 0.83%, 04/01/2020 (z)	1,100	1,100

Tennessee — 0.2%
Tennessee Energy Acquisition Corp., Series A, Rev., 5.25%, 09/01/2021	2,040	2,104

Texas — 3.4%
City of Arlington, Water & Wastewater System, Series A, Rev., 2.00%, 06/01/2021	400	404
City of Austin, Airport System Revenue, Rev., AMT, 5.00%, 11/15/2020	2,500	2,559
City of Houston, Airport System, Series D, Rev., 5.00%, 07/01/2021	1,150	1,206
County of Williamson, GO, 4.00%, 02/15/2022	1,590	1,675
Cypress-Fairbanks Independent School District, GO, PSF-GTD, 5.00%, 02/15/2021	2,465	2,545

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Frisco Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2022	2,000	2,146
GO, PSF-GTD, 5.00%, 08/15/2022	1,240	1,350
Gulf Coast Waste Disposal Authority, Pollution Control, Exxon Project, Rev., VRDO, 0.85%, 04/01/2020 (z)	4,000	4,000
Houston Independent School District, GO, PSF-GTD, 5.00%, 02/15/2022	1,600	1,717
Lower Neches Valley Authority Industrial Development Corp., Exxonmobil, Rev., VRDO, 0.70%, 04/01/2020 (z)	5,500	5,500
North Texas Tollway Authority, North Texas Tollway System, First Tier,
Series A, Rev., 5.00%, 01/01/2021	1,000	1,028
Series A, Rev., 5.00%, 01/01/2022	2,000	2,131
Northwest Independent School District, Series B, GO, PSF-GTD, 5.00%, 02/15/2021	2,000	2,070
Permanent University Fund - University of Texas System, Series A, Rev., VRDO, 3.65%, 04/07/2020 (z)	800	800
San Antonio Independent School District, GO, PSF-GTD, 5.00%, 02/15/2022	6,560	7,040
State of Texas, College Student Loan, Series B, GO, AMT, 5.00%, 08/01/2020	4,010	4,059
State of Texas, Veterans, GO, VRDO, LIQ: FHLB, 4.25%, 04/07/2020 (z)	2,500	2,500
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources Obligated Group, Series B, Rev., VRDO, 4.30%, 04/07/2020 (z)	3,000	3,000

		45,730

Utah — 0.1%
County of Utah, IHC Health Services, Inc. Obligated Group, Series B, Rev., VRDO, 4.50%, 04/07/2020 (z)	1,150	1,150

Virginia — 3.9%
Albermarle County Economic Development Authority, Sentara Healthcare Obligated Group, Series B, Rev., VRDO, 0.85%, 04/02/2020 (z)	1,350	1,350
Fairfax County Economic Development Authority, Smithsonian Institution, Series A, Rev., VRDO, 4.50%, 04/07/2020 (z)	4,325	4,325
Fairfax County Industrial Development Authority, Inova Health System Obligated Group, Series C, Rev., VRDO, 4.75%, 04/07/2020 (z)	13,300	13,300
Loudoun County Economic Development Authority, Howard Hughes Medical Institute,
Series B, Rev., VRDO, 5.00%, 04/07/2020 (z)	2,630	2,630
Series C, Rev., VRDO, 5.00%, 04/07/2020 (z)	4,500	4,500
Series D, Rev., VRDO, 5.00%, 04/07/2020 (z)	200	200
Series F, Rev., VRDO, 5.00%, 04/07/2020 (z)	5,815	5,815
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group,
Series A, Rev., VRDO, 5.25%, 04/07/2020 (z)	10,200	10,200
Rev., VRDO, 4.75%, 04/07/2020 (z)	6,300	6,300
Virginia Port Authority,
Series B, Rev., AMT, 5.00%, 07/01/2020	1,730	1,746
Series B, Rev., AMT, 5.00%, 07/01/2021	1,405	1,470

		51,836

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — 1.4%
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 4.75%, 04/07/2020 (z)	6,000	6,000
King County Public Hospital District No. 1, Valley Medical Center, GO, 4.00%, 12/01/2020	475	483
Port of Seattle, First Lien, Series B, Rev., AMT, 5.00%, 10/01/2020	2,935	2,990
Port of Seattle, Intermediate Lien, Rev., AMT, 5.00%, 04/01/2022	2,000	2,136
Washington Health Care Facilities Authority, Providence St Joseph Health Obligated Group, Series C, Rev., VRDO, 4.93%, 04/07/2020 (z)	5,100	5,100
Washington State Housing Finance Commission, Interurban Senior Living Associates LP, Rev., VRDO, LOC: FHLMC, LIQ: FHLMC, 3.50%, 04/07/2020 (z)	2,245	2,245

		18,954

Wisconsin — 0.7%
State of Wisconsin,
Series A, GO, 5.00%, 05/01/2022	4,815	5,201
Series B, GO, 5.00%, 05/01/2021	2,435	2,538
Wisconsin Housing & Economic Development Authority, Series B, Rev., FNMA COLL, VRDO, 4.60%, 04/07/2020 (z)	1,000	1,000

		8,739

Wyoming — 0.4%
County of Lincoln, Exxon Capital Ventures, Inc., Rev., VRDO, 0.85%, 04/01/2020 (z)	5,000	5,000

Total Municipal Bonds (Cost $829,670)		829,526

U.S. Government Agency Securities — 1.5%
FHLMC, 1.15%, 04/08/2022 (bb)	5,000	5,000
1.50%, 03/26/2025	4,000	4,000
1.88%, 03/05/2025	4,200	4,206
1.97%, 02/06/2025	5,000	5,006
2.00%, 02/11/2025	2,000	2,002

Total U.S. Government Agency Securities (Cost $20,200)		20,214

U.S. Treasury Obligations — 4.0%
U.S. Treasury Inflation Indexed Notes, 0.13%, 01/15/2023	5,141	5,079
0.13%, 10/15/2024	1,207	1,221
0.38%, 07/15/2023	10,919	10,981
0.63%, 04/15/2023 (dd)	32,092	32,325
U.S. Treasury Note, 0.38%, 03/31/2022	2,900	2,909

Total U.S. Treasury Obligations (Cost $52,208)		52,515

Short-Term Investments — 10.9%
Certificate of Deposit — 0.1%
Emirates NBD PJSC, (United Arab Emirates), 2.85%, 05/04/2020	1,200	1,202

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — continued
Commercial Papers — 4.2%
American Electric Power Co., Inc., 1.75%, 04/06/2020 (e) (n)	4,000	3,998
Anthem, Inc., 1.75%, 04/06/2020 (e) (n)	2,000	2,000
BAE Systems Holdings, Inc., 1.51%, 06/08/2020 (e) (n)	3,000	2,981
Board of Trustees Michigan State University, Series F, 1.05%, 05/21/2020 (n)	500	500
Campbell Soup Co., 1.40%, 04/06/2020 (e) (n)	4,000	3,999
Huntington Ingalls Industries, Inc., 1.80%, 04/06/2020 (e) (n)	2,000	2,000
Huntsville Health Care Authority, 1.03%, 05/21/2020 (n)	5,000	4,995
1.11%, 05/21/2020 (n)	5,000	4,995
Keurig Dr Pepper, Inc., 1.71%, 04/28/2020 (e) (n)	2,000	1,995
New York State Power Authority, 0.95%, 05/14/2020 (n)	1,500	1,498
1.12%, 04/07/2020 (n)	12,000	11,997
Northrop Grumman Corp., 1.77%, 04/29/2020 (n)	4,000	3,989
Syngenta Wilmington, Inc., 2.27%, 06/05/2020 (e) (n)	1,600	1,591
University of Michigan, General Revenues, Series B, 1.05%, 05/21/2020 (n)	2,000	1,998
University of Minnesota, Series G, 1.08%, 06/04/2020 (n)	5,000	4,994
University of Texas, University Revenues, Series A, 1.06%, 07/08/2020 (n)	2,000	1,996

Total Commercial Papers		55,526

Municipal Bonds — 3.0% (t)
City of New Haven, Series A, GO, 5.00%, 08/01/2020	1,000	1,011
County of Los Angeles, Rev., TRAN, 5.00%, 06/30/2020	6,500	6,560
County of Suffolk, Series II, GO, TAN, 2.50%, 08/20/2020	5,000	5,025
Nassau County, Series A, GO, RAN, 2.00%, 12/09/2020	5,000	5,010
State of Idaho, GO, TAN, 3.00%, 06/30/2020	7,000	7,030
State of Texas, Rev., TRAN, 4.00%, 08/27/2020	13,500	13,652
Troy University, Alabama Facilities, Series A, Rev., BAM, 4.00%, 11/01/2020	1,000	1,016

Total Municipal Bonds		39,304

Repurchase Agreements — 2.8%
Citibank NA, 0.01%, dated 03/31/2020, due 04/01/2020, repurchase price $11,000, collateralized by U.S. Treasury Securities, 0.75% - 2.88%, 04/30/2025 - 02/15/2042, with a value of $11,227.	11,000	11,000
Goldman Sachs Co. LLC, 0.00%, dated 03/31/2020, due 04/01/2020, repurchase price $25,900, collateralized by Mortgage-Backed Security, 4.50%, due 09/01/2048, with a value of $26,697.	25,900	25,900

Total Repurchase Agreements		36,900

Time Deposits — 0.8%
Australia & New Zealand Banking Group Ltd., 0.15%, 04/01/2020	9,910	9,910
Brown Brothers Harriman,
(0.65%), 04/01/2020	EUR 2	2
(0.27%), 04/01/2020	JPY 27	—	(h)
0.02%, 04/01/2020	AUD 318	196
0.04%, 04/01/2020	CAD 673	478
0.15%, 04/01/2020	3	3

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — continued
Time Deposits — continued
Citibank NA, 0.03%, 04/01/2020	GBP 298	370
0.15%, 04/01/2020	179	179

Total Time Deposits		11,138

Total Short-Term Investments (Cost $144,123)		144,070

Total Investments — 101.1% (Cost $1,346,788)*		1,338,551
Liabilities in Excess of Other Assets — (1.1)%		(14,720)

NET ASSETS — 100.0%		$1,323,831

Percentages indicated are based on net assets.

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2020:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Canadian 10 Year Government Bond	127	06/2020	CAD	12,689	590
Canadian Bankers’ Acceptance	330	03/2021	CAD	57,788	486
U.S. Treasury 2 Year Note	372	06/2020	USD	80,712	1,270

					2,346

Short Contracts
U.S. Treasury 5 Year Note	(187)	06/2020	USD	(22,747)	(696)
U.S. Ultra Treasury 10 Year Note	(118)	06/2020	USD	(17,380)	(1,031)

					(1,727)

Total unrealized appreciation (depreciation)					619

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2020:

CURRENCY PURCHASED	CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD 3,430	MXN	78,338	Barclays Bank plc	04/13/2020	135
USD 5,679	CAD	7,546	Morgan Stanley & Co.	05/15/2020	315
USD 12,492	GBP	9,600	Barclays Bank plc	05/15/2020	557

Total unrealized appreciation					1,007

MXN 3,067	USD	140	Barclays Bank plc	04/13/2020	(11)
USD 2,873	MXN	72,427	Barclays Bank plc	04/22/2020	(170)
USD 76	MXN	1,891	Bank of America, NA	04/22/2020	(4)
AUD 700	USD	459	Barclays Bank plc	05/15/2020	(28)
USD 154	AUD	260	Morgan Stanley & Co.	05/15/2020	(6)
USD 314	CAD	453	Morgan Stanley & Co.	05/15/2020	(8)
CAD 574	USD	421	Morgan Stanley & Co.	05/15/2020	(13)
CAD 578	USD	433	Bank of America, NA	05/15/2020	(22)
USD 235	CAD	338	Barclays Bank plc	05/15/2020	(6)

Total unrealized depreciation					(268)

Net unrealized appreciation (depreciation)					739

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2020:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	10,800	—	(5)	(5)
ICE LIBOR USD 1 Month	ICE LIBOR USD 3 Month	Pay	01/13/2023	USD	14,200	—	(6)	(6)
Mexico Interbank TIIE 28 Day	6.42% 28-day	Receive	12/09/2021	MXN	177,100	—	(85)	(85)
United States FEDEF Intraday	2.30 % annually	Receive	03/01/2022	USD	12,400	(105)	(182)	(287)

Total						(105)	(278)	(383)

(a)	Value of floating rate index as of March 31, 2020 was as follows:

FLOATING RATE INDEX
ICE LIBOR USD 1 Month	0.99%
Mexico Interbank TIIE 28 Day	6.71%
United States FEDEF Intraday	0.08%

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Sale-Buyback Transactions

COUNTERPARTY	BORROWING DATE	MATURITY DATE	BORROWING RATE	AMOUNT BORROWED	PAYABLE FOR SALE-BUYBACK TRANSACTIONS	COLLATERAL PLEDGED/ (RECEIVED)	NET AMOUNT (DUE TO)/ FROM COUNTERPARTY
Morgan Stanley & Co. LLC.	03/31/2020	4/1/2020	0.15%	$3,679	$(3,679)	$3,661	$(18)

					$(3,679)

Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
Sale Buy-back Transactions
U.S. Treasury Inflation Indexed Note	$(3,679)	$—	$—	$—	$(3,679)

Total Borrowings					$(3,679)

Payable for Sale-Buyback Agreements					$(3,679)

Six Circles Tax Aware Ultra Short Duration Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAM	—	Insured by Build America Mutual
BAN	—	Bond Anticipation Note
COLL	—	Collateral
COP	—	Certificate of Participation
FEDEF	—	Federal Fund Effective Rate (Continuous Series)
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GNMA	—	Government National Mortgage Association
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
PSF	—	Permanent School Fund
RAN	—	Revenue Anticipation Note
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2020.
TAN	—	Tax Anticipation Note
TBA	—	To Be Announced
TIIE	—	The Interbank Equilibrium Interest Rate
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of March 31, 2020.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(n)	—	The rate shown is the effective yield as of March 31, 2020.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2020.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2020.
(bb)	—	Security has been valued using significant unobservable inputs.
(dd)	—	All or a portion of these U.S. Treasuries were purchased in a sale-buyback transaction. The value of these securities total $3,661, which represents 0.3% of total net assets.
(ee)	—	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.7%
Basic Materials — 1.2%
Chemicals — 1.0%
Air Products & Chemicals, Inc.	85	16,932
Albemarle Corp.	30	1,664
Ashland Global Holdings, Inc.	7	341
Axalta Coating Systems Ltd. (a)	12	207
Cabot Corp.	20	514
Celanese Corp., Class A	47	3,484
CF Industries Holdings, Inc.	13	358
Dow, Inc.	51	1,490
DuPont de Nemours, Inc.	50	1,718
Eastman Chemical Co.	92	4,266
Ecolab, Inc.	55	8,518
FMC Corp.	8	684
HB Fuller Co.	1	32
International Flavors & Fragrances, Inc.	39	3,960
Linde plc, (United Kingdom)	183	31,665
LyondellBasell Industries NV, Class A	18	911
Mosaic Co. (The)	23	244
NewMarket Corp.	1	385
PolyOne Corp.	24	449
PPG Industries, Inc.	80	6,709
RPM International, Inc.	40	2,358
Sensient Technologies Corp.	9	411
Sherwin-Williams Co. (The)	18	8,397
Valvoline, Inc.	35	457
Westlake Chemical Corp.	4	140

		96,294

Forest Products & Paper — 0.0% (g)
International Paper Co.	25	786

Iron/Steel — 0.2%
Nucor Corp.	242	8,700
Reliance Steel & Aluminum Co.	27	2,362
Steel Dynamics, Inc.	117	2,634

		13,696

Mining — 0.0% (g)
Freeport-McMoRan, Inc.	80	540
Kaiser Aluminum Corp.	1	60

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Mining — continued
Newmont Corp.	52		2,354
Royal Gold, Inc.	11		979

			3,933

Total Basic Materials			114,709

Communications — 20.4%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	270		4,369
Omnicom Group, Inc.	119		6,547

			10,916

Internet — 16.4%
Alphabet, Inc., Class A (a)	262		304,716
Alphabet, Inc., Class C (a)	263		305,639
Amazon.com, Inc. (a)	259		505,785
Booking Holdings, Inc. (a)	26		34,923
CDW Corp.	32		2,955
eBay, Inc.	474		14,259
Expedia Group, Inc.	116		6,523
F5 Networks, Inc. (a)	3		290
Facebook, Inc., Class A (a)	2,108		351,605
GoDaddy, Inc., Class A (a)	9		531
Grubhub, Inc. (a)	6		225
IAC/InterActiveCorp. (a)	5		888
Match Group, Inc. (a)	3		227
MercadoLibre, Inc., (Argentina) (a)	3		1,516
Netflix, Inc. (a)	29		11,020
NortonLifeLock, Inc.	336		6,281
Okta, Inc., Class A (a)	7		844
Palo Alto Networks, Inc. (a)	6		1,030
Pinterest, Inc., Class A (a)	18		281
Roku, Inc., Class A (a)	6		533
Snap, Inc., Class A (a)	49		579
TripAdvisor, Inc.	5		91
Twitter, Inc. (a)	677		16,616
Uber Technologies, Inc. (a)	28		778
VeriSign, Inc. (a)	6		1,137
Wayfair, Inc., Class A (a)	4		216
Zillow Group, Inc., Class C (a)	9		308

			1,569,796

Media — 1.2%
Altice USA, Inc., Class A (a)	4		87
Cable One, Inc.	—	(h)	196
Charter Communications, Inc., Class A (a)	10		4,522
Comcast Corp., Class A	1,604		55,145
Discovery, Inc., Class A (a)	4		84
Discovery, Inc., Class C (a)	31		542
DISH Network Corp., Class A (a)	18		357
FactSet Research Systems, Inc.	6		1,584

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Media — continued
Fox Corp., Class A	23	555
Fox Corp., Class B	11	251
John Wiley & Sons, Inc., Class A	11	395
Liberty Broadband Corp., Class C (a)	6	691
Liberty Global plc, (United Kingdom), Class A (a)	13	221
Liberty Global plc, (United Kingdom), Class C (a)	25	389
Liberty Media Corp.-Liberty Formula One, Class C (a)	16	425
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	4	142
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	12	390
News Corp., Class A	27	239
Nexstar Media Group, Inc., Class A	9	548
Sinclair Broadcast Group, Inc., Class A	12	188
Sirius XM Holdings, Inc.	91	448
ViacomCBS, Inc., Class B	37	513
Walt Disney Co. (The)	512	49,480

		117,392

Telecommunications — 2.7%
Arista Networks, Inc. (a)	3	677
AT&T, Inc.	495	14,425
CenturyLink, Inc.	61	581
Cisco Systems, Inc.	2,300	90,432
Corning, Inc.	392	8,056
Juniper Networks, Inc.	15	286
Motorola Solutions, Inc.	42	5,585
Sprint Corp. (a)	54	465
T-Mobile US, Inc. (a)	23	1,957
Verizon Communications, Inc.	2,566	137,874

		260,338

Total Communications		1,958,442

Consumer Cyclical — 5.2%
Airlines — 0.1%
Alaska Air Group, Inc.	38	1,069
American Airlines Group, Inc.	5	57
Delta Air Lines, Inc.	330	9,401
Southwest Airlines Co.	98	3,505
United Airlines Holdings, Inc. (a)	4	126

		14,158

Apparel — 0.4%
Capri Holdings Ltd., (United Kingdom) (a)	8	90
Carter’s, Inc.	9	575
Hanesbrands, Inc.	18	142
NIKE, Inc., Class B	294	24,366
PVH Corp.	5	177
Ralph Lauren Corp., Class A	3	210
Tapestry, Inc.	17	217
Under Armour, Inc., Class C (a)	30	240
VF Corp.	145	7,827

		33,844

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Auto Manufacturers — 0.3%
Cummins, Inc.	84		11,337
Ford Motor Co.	279		1,346
General Motors Co.	99		2,058
PACCAR, Inc.	140		8,586
Tesla, Inc. (a)	9		4,772

			28,099

Auto Parts & Equipment — 0.1%
Aptiv plc, (Ireland)	18		870
Autoliv, Inc., (Sweden)	37		1,687
BorgWarner, Inc.	71		1,723
Goodyear Tire & Rubber Co. (The)	194		1,127
Lear Corp.	24		1,941
WABCO Holdings, Inc. (a)	3		411

			7,759

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	15		995
Fastenal Co.	255		7,955
HD Supply Holdings, Inc. (a)	11		305
KAR Auction Services, Inc.	47		570
LKQ Corp. (a)	20		406
Pool Corp.	3		639
WW Grainger, Inc.	13		3,228

			14,098

Entertainment — 0.0% (g)
Live Nation Entertainment, Inc. (a)	10		450
Marriott Vacations Worldwide Corp.	9		473
Vail Resorts, Inc.	3		374

			1,297

Food Service — 0.0% (g)
Aramark	55		1,094
Healthcare Services Group, Inc.	18		427

			1,521

Home Builders — 0.1%
DR Horton, Inc.	76		2,569
Lennar Corp., Class A	17		644
NVR, Inc. (a)	—	(h)	506
PulteGroup, Inc.	18		404
Thor Industries, Inc.	11		456

			4,579

Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	5		267
Leggett & Platt, Inc.	70		1,870
Whirlpool Corp.	41		3,538

			5,675

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Housewares — 0.0% (g)
Newell Brands, Inc.	27	357
Scotts Miracle-Gro Co. (The)	7	715
Toro Co. (The)	14	922

		1,994

Leisure Time — 0.1%
Brunswick Corp.	13	457
Carnival Corp.	31	411
Harley-Davidson, Inc.	115	2,168
Norwegian Cruise Line Holdings Ltd. (a)	15	167
Polaris, Inc.	21	1,019
Royal Caribbean Cruises Ltd.	151	4,863

		9,085

Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	20	1,353
Las Vegas Sands Corp.	24	1,000
Marriott International, Inc., Class A	85	6,393
MGM Resorts International	38	445
Wyndham Destinations, Inc.	57	1,233
Wyndham Hotels & Resorts, Inc.	21	666
Wynn Resorts Ltd.	6	348

		11,438

Office Furnishings — 0.0% (g)
Herman Miller, Inc.	6	132
HNI Corp.	9	232

		364

Retail — 3.8%
Advance Auto Parts, Inc.	4	389
AutoZone, Inc. (a)	2	1,333
Best Buy Co., Inc.	97	5,516
Bloomin’ Brands, Inc.	24	169
Brinker International, Inc.	9	111
Burlington Stores, Inc. (a)	4	668
CarMax, Inc. (a)	11	583
Casey’s General Stores, Inc.	1	158
Cheesecake Factory, Inc. (The)	11	189
Chipotle Mexican Grill, Inc., Class A (a)	2	1,124
Costco Wholesale Corp.	84	23,958
Cracker Barrel Old Country Store, Inc.	10	845
Darden Restaurants, Inc.	76	4,163
Dick’s Sporting Goods, Inc.	9	188
Dollar General Corp.	41	6,142
Dollar Tree, Inc. (a)	16	1,161
Domino’s Pizza, Inc.	5	1,757
Dunkin’ Brands Group, Inc.	18	943
Foot Locker, Inc.	65	1,436
Gap, Inc. (The)	11	75
Genuine Parts Co.	69	4,625

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Retail — continued
Group 1 Automotive, Inc.	2	85
Home Depot, Inc. (The)	424	79,135
Kohl’s Corp.	10	144
Lowe’s Cos., Inc.	257	22,146
Lululemon Athletica, Inc., (Canada) (a)	8	1,492
McDonald’s Corp.	295	48,825
MSC Industrial Direct Co., Inc., Class A	24	1,332
Nordstrom, Inc.	6	85
Nu Skin Enterprises, Inc., Class A	31	669
O’Reilly Automotive, Inc. (a)	5	1,480
Penske Automotive Group, Inc.	2	66
Ross Stores, Inc.	65	5,643
Starbucks Corp.	424	27,892
Target Corp.	199	18,512
Texas Roadhouse, Inc., Class A	15	629
Tiffany & Co.	28	3,633
TJX Cos., Inc. (The)	321	15,334
Tractor Supply Co.	26	2,221
Ulta Beauty, Inc. (a)	4	631
Walgreens Boots Alliance, Inc.	419	19,157
Walmart, Inc.	440	50,049
Wendy’s Co. (The)	35	515
Williams-Sonoma, Inc.	28	1,190
Yum! Brands, Inc.	100	6,873

		363,271

Storage/Warehousing — 0.0% (g)
Mobile Mini, Inc.	10	261

Textiles — 0.0% (g)
Mohawk Industries, Inc. (a)	4	311

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	71	5,054

Total Consumer Cyclical		502,808

Consumer Non-cyclical — 31.7%
Agriculture — 0.3%
Altria Group, Inc.	124	4,814
Archer-Daniels-Midland Co.	312	10,988
Bunge Ltd.	85	3,487
Philip Morris International, Inc.	103	7,551

		26,840

Beverages — 6.6%
Brown-Forman Corp., Class A	25	1,269
Brown-Forman Corp., Class B	386	21,412
Coca-Cola Co. (The)	6,328	280,012
Constellation Brands, Inc., Class A	239	34,213

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Beverages — continued
Molson Coors Beverage Co., Class B	222	8,652
Monster Beverage Corp. (a)	476	26,775
PepsiCo., Inc.	2,179	261,651

		633,984

Biotechnology — 4.4%
Alexion Pharmaceuticals, Inc. (a)	158	14,212
Alnylam Pharmaceuticals, Inc. (a)	80	8,701
Amgen, Inc.	669	135,655
Biogen, Inc. (a)	129	40,927
BioMarin Pharmaceutical, Inc. (a)	128	10,822
Bio-Rad Laboratories, Inc., Class A (a)	1	400
Corteva, Inc.	50	1,176
Exact Sciences Corp. (a)	105	6,086
Gilead Sciences, Inc.	1,444	107,976
Illumina, Inc. (a)	10	2,680
Incyte Corp. (a)	131	9,571
Ionis Pharmaceuticals, Inc. (a)	95	4,493
Regeneron Pharmaceuticals, Inc. (a)	58	28,350
Seattle Genetics, Inc. (a)	86	9,937
Vertex Pharmaceuticals, Inc. (a)	185	43,936

		424,922

Commercial Services — 0.8%
ABM Industries, Inc.	6	156
AMERCO	1	180
Automatic Data Processing, Inc.	158	21,641
Booz Allen Hamilton Holding Corp., Class A	32	2,222
Cintas Corp.	18	3,172
CoStar Group, Inc. (a)	2	1,359
Equifax, Inc.	9	1,082
FleetCor Technologies, Inc. (a)	6	1,045
Gartner, Inc. (a)	5	546
Global Payments, Inc.	20	2,866
IHS Markit Ltd., (United Kingdom)	30	1,773
Insperity, Inc.	3	108
ManpowerGroup, Inc.	30	1,577
MarketAxess Holdings, Inc.	6	2,002
Moody’s Corp.	44	9,224
Nielsen Holdings plc	15	190
PayPal Holdings, Inc. (a)	76	7,265
Robert Half International, Inc.	41	1,541
Rollins, Inc.	22	790
S&P Global, Inc.	60	14,723
Sabre Corp.	17	102
Service Corp. International	25	965
Square, Inc., Class A (a)	23	1,191
TransUnion	14	924
United Rentals, Inc. (a)	5	522
Verisk Analytics, Inc., Class A	10	1,446

		78,612

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Cosmetics/Personal Care — 1.5%
Colgate-Palmolive Co.	311	20,671
Coty, Inc., Class A	18	92
Estee Lauder Cos., Inc. (The), Class A	45	7,099
Procter & Gamble Co. (The)	1,013	111,484

		139,346

Food — 0.9%
Campbell Soup Co.	10	458
Conagra Brands, Inc.	32	934
Flowers Foods, Inc.	68	1,388
General Mills, Inc.	39	2,056
Hershey Co. (The)	44	5,885
Hormel Foods Corp.	88	4,116
Ingredion, Inc.	24	1,783
JM Smucker Co. (The)	50	5,596
Kellogg Co.	123	7,408
Kraft Heinz Co. (The)	43	1,069
Kroger Co. (The)	264	7,939
Lamb Weston Holdings, Inc.	9	494
Lancaster Colony Corp.	3	419
McCormick & Co., Inc.	30	4,307
Mondelez International, Inc., Class A	477	23,901
Sysco Corp.	241	10,978
Tyson Foods, Inc., Class A	121	6,994

		85,725

Healthcare - Products — 1.6%
Abbott Laboratories	552	43,547
ABIOMED, Inc. (a)	3	398
Align Technology, Inc. (a)	5	849
Baxter International, Inc.	99	8,066
Boston Scientific Corp. (a)	93	3,043
Cooper Cos., Inc. (The)	3	840
Danaher Corp.	79	10,920
DENTSPLY SIRONA, Inc.	30	1,183
Edwards Lifesciences Corp. (a)	14	2,624
Henry Schein, Inc. (a)	9	449
Hill-Rom Holdings, Inc.	3	341
Hologic, Inc. (a)	16	579
IDEXX Laboratories, Inc. (a)	6	1,338
Insulet Corp. (a)	4	681
Intuitive Surgical, Inc. (a)	8	3,779
Medtronic plc, (Ireland)	496	44,691
ResMed, Inc.	25	3,722
STERIS plc	13	1,808
Stryker Corp.	72	12,046

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare - Products — continued
Teleflex, Inc.	3	830
Thermo Fisher Scientific, Inc.	28	7,831
Varian Medical Systems, Inc. (a)	5	542
West Pharmaceutical Services, Inc.	6	941
Zimmer Biomet Holdings, Inc.	13	1,356

		152,404

Healthcare - Services — 0.9%
Anthem, Inc.	51	11,544
Centene Corp. (a)	38	2,256
DaVita, Inc. (a)	6	456
Encompass Health Corp.	15	954
HCA Healthcare, Inc.	19	1,675
Humana, Inc.	18	5,739
IQVIA Holdings, Inc. (a)	12	1,259
Laboratory Corp. of America Holdings (a)	6	773
Quest Diagnostics, Inc.	39	3,147
UnitedHealth Group, Inc.	251	62,689
Universal Health Services, Inc., Class B	5	472

		90,964

Household Products/Wares — 0.4%
Avery Dennison Corp.	31	3,139
Church & Dwight Co., Inc.	52	3,311
Clorox Co. (The)	44	7,709
Kimberly-Clark Corp.	150	19,196
WD-40 Co.	1	186

		33,541

Pharmaceuticals — 14.3%
AbbVie, Inc.	1,060	80,738
Allergan plc	251	44,541
AmerisourceBergen Corp., Class A	50	4,435
Becton Dickinson and Co.	62	14,298
Bristol-Myers Squibb Co.	2,713	151,205
Cardinal Health, Inc.	153	7,351
Cigna Corp.	25	4,344
CVS Health Corp.	89	5,279
DexCom, Inc. (a)	6	1,644
Elanco Animal Health, Inc. (a)	22	501
Eli Lilly & Co.	872	121,008
Jazz Pharmaceuticals plc, (Ireland) (a)	3	275
Johnson & Johnson	2,968	389,142
McKesson Corp.	38	5,182
Merck & Co., Inc.	2,926	225,150
Mylan NV (a)	394	5,882
Neurocrine Biosciences, Inc. (a)	62	5,398
Perrigo Co. plc, (Ireland)	129	6,219
Pfizer, Inc.	7,480	244,138
Sarepta Therapeutics, Inc. (a)	53	5,207
Zoetis, Inc., Class A	398	46,784

		1,368,721

Total Consumer Non-cyclical		3,035,059

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Energy — 2.1%
Oil & Gas — 2.0%
Apache Corp.	24	102
Cabot Oil & Gas Corp.	27	458
Chevron Corp.	1,597	115,695
Concho Resources, Inc.	12	536
ConocoPhillips	76	2,333
Continental Resources, Inc.	2	18
Devon Energy Corp.	25	175
Diamondback Energy, Inc.	8	214
EOG Resources, Inc.	37	1,334
Exxon Mobil Corp.	291	11,051
Hess Corp.	18	602
HollyFrontier Corp.	12	303
Marathon Oil Corp.	47	155
Marathon Petroleum Corp.	653	15,427
Noble Energy, Inc.	32	192
Occidental Petroleum Corp.	59	679
Phillips 66	399	21,382
Pioneer Natural Resources Co.	11	751
Valero Energy Corp.	413	18,742

		190,149

Oil & Gas Services — 0.0% (g)
Baker Hughes Co., Class A	46	478
Halliburton Co.	63	433
National Oilwell Varco, Inc.	26	254
Schlumberger Ltd.	108	1,450
TechnipFMC plc, (United Kingdom)	30	199

		2,814

Pipelines — 0.1%
Cheniere Energy, Inc. (a)	14	455
Kinder Morgan, Inc.	145	2,020
ONEOK, Inc.	29	625
Targa Resources Corp.	13	89
Williams Cos., Inc. (The)	77	1,085

		4,274

Total Energy		197,237

Financial — 10.8%
Banks — 6.0%
Associated Banc-Corp.	261	3,337
Atlantic Union Bankshares Corp.	124	2,720
BancFirst Corp.	68	2,269
BancorpSouth Bank	132	2,504
Bank of America Corp.	3,874	82,255

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
Bank of New York Mellon Corp. (The)	500	16,825
Bank OZK	156	2,610
Banner Corp.	11	380
BOK Financial Corp.	66	2,788
Cathay General Bancorp	140	3,219
CenterState Bank Corp.	158	2,722
Citigroup, Inc.	1,292	54,426
Citizens Financial Group, Inc.	524	9,860
Columbia Banking System, Inc.	28	748
Comerica, Inc.	216	6,325
Commerce Bancshares, Inc.	58	2,939
Community Bank System, Inc.	17	977
Cullen/Frost Bankers, Inc.	69	3,876
CVB Financial Corp.	152	3,039
East West Bancorp, Inc.	29	759
Fifth Third Bancorp	84	1,251
First Financial Bankshares, Inc.	106	2,854
First Horizon National Corp.	470	3,790
First Interstate BancSystem, Inc., Class A	85	2,454
First Merchants Corp.	97	2,575
First Midwest Bancorp, Inc.	34	454
First Republic Bank	59	4,852
Fulton Financial Corp.	233	2,675
Glacier Bancorp, Inc.	39	1,331
Goldman Sachs Group, Inc. (The)	150	23,226
Great Western Bancorp, Inc.	15	307
Home BancShares, Inc.	233	2,798
Hope Bancorp, Inc.	69	568
Huntington Bancshares, Inc.	1,236	10,147
Independent Bank Corp.	12	742
Independent Bank Group, Inc.	94	2,227
KeyCorp.	1,051	10,900
M&T Bank Corp.	14	1,477
Morgan Stanley	726	24,674
NBT Bancorp, Inc.	17	549
Northern Trust Corp.	136	10,267
PNC Financial Services Group, Inc. (The)	275	26,281
Popular, Inc., (Puerto Rico)	105	3,668
Prosperity Bancshares, Inc.	80	3,841
Regions Financial Corp.	1,035	9,285
ServisFirst Bancshares, Inc.	80	2,345
Signature Bank	10	815
Simmons First National Corp., Class A	54	997
South State Corp.	46	2,726
State Street Corp.	238	12,691
SVB Financial Group (a)	8	1,175
Synovus Financial Corp.	213	3,738

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
TCF Financial Corp.	182	4,118
Towne Bank	135	2,434
Truist Financial Corp.	1,061	32,717
UMB Financial Corp.	55	2,571
United Community Banks, Inc.	9	158
US Bancorp	995	34,288
Webster Financial Corp.	140	3,205
Wells Fargo & Co.	3,363	96,521
WesBanco, Inc.	128	3,040
Westamerica Bancorporation	10	610
Wintrust Financial Corp.	83	2,744
Zions Bancorp NA	204	5,453

		570,117

Diversified Financial Services — 2.2%
Air Lease Corp., Class A	8	186
Alliance Data Systems Corp.	2	57
Ally Financial, Inc.	30	430
American Express Co.	222	18,975
Ameriprise Financial, Inc.	71	7,264
BlackRock, Inc., Class A	54	23,595
Capital One Financial Corp.	39	1,980
Cboe Global Markets, Inc.	8	718
Charles Schwab Corp. (The)	81	2,720
CME Group, Inc., Class A	98	17,014
Cohen & Steers, Inc.	8	380
Discover Financial Services	161	5,741
E*TRADE Financial Corp.	16	535
Eaton Vance Corp.	60	1,945
Evercore, Inc., Class A	13	608
Franklin Resources, Inc.	259	4,316
Intercontinental Exchange, Inc.	144	11,656
Invesco Ltd.	34	311
Jefferies Financial Group, Inc.	20	279
Legg Mason, Inc.	39	1,919
Mastercard, Inc., Class A	135	32,631
Nasdaq, Inc.	45	4,305
Raymond James Financial, Inc.	65	4,087
SEI Investments Co.	32	1,493
Synchrony Financial	48	780
T Rowe Price Group, Inc.	120	11,751
TD Ameritrade Holding Corp.	148	5,141
Visa, Inc., Class A	278	44,735
Western Union Co. (The)	205	3,718

		209,270

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Insurance — 2.0%
Aflac, Inc.	397	13,595
Alleghany Corp.	1	545
Allstate Corp. (The)	141	12,923
American Financial Group, Inc.	31	2,173
American International Group, Inc.	63	1,536
Aon plc, (United Kingdom)	56	9,161
Arch Capital Group Ltd., (Bermuda) (a)	35	1,009
Argo Group International Holdings Ltd., (Bermuda)	4	135
Arthur J Gallagher & Co.	61	4,933
Assurant, Inc.	40	4,145
Assured Guaranty Ltd., (Bermuda)	13	346
Athene Holding Ltd., (Bermuda), Class A (a)	11	281
Axis Capital Holdings Ltd., (Bermuda)	26	1,002
Berkshire Hathaway, Inc., Class B (a)	92	16,754
Brown & Brown, Inc.	32	1,174
Chubb Ltd., (Switzerland)	178	19,918
Cincinnati Financial Corp.	68	5,146
CNO Financial Group, Inc.	106	1,316
Equitable Holdings, Inc.	39	568
Erie Indemnity Co., Class A	6	839
Everest Re Group Ltd., (Bermuda)	19	3,625
Fidelity National Financial, Inc.	160	3,984
First American Financial Corp.	39	1,638
Globe Life, Inc.	28	1,981
Hanover Insurance Group, Inc. (The)	8	762
Hartford Financial Services Group, Inc. (The)	161	5,665
Horace Mann Educators Corp.	3	126
Lincoln National Corp.	146	3,837
Loews Corp.	19	671
Markel Corp. (a)	1	840
Marsh & McLennan Cos., Inc.	171	14,765
MetLife, Inc.	645	19,732
Old Republic International Corp.	173	2,639
Primerica, Inc.	5	419
Principal Financial Group, Inc.	292	9,161
Progressive Corp. (The)	40	2,971
Prudential Financial, Inc.	32	1,683
Reinsurance Group of America, Inc., Class A	44	3,661
RenaissanceRe Holdings Ltd., (Bermuda)	9	1,413
RLI Corp.	2	138
Selective Insurance Group, Inc.	6	280
Travelers Cos., Inc. (The)	128	12,737
Unum Group	180	2,698
Voya Financial, Inc.	16	666
Willis Towers Watson plc, (United Kingdom)	10	1,675
WR Berkley Corp.	27	1,424

		196,690

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Private Equity — 0.0% (g)
Blackstone Group, Inc. (The), Class A	48	2,190
KKR & Co., Inc., Class A	34	801

		2,991

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	24	891
Jones Lang LaSalle, Inc.	4	375
McGrath RentCorp.	1	67

		1,333

REITS — 0.5%
AGNC Investment Corp.	51	543
Alexandria Real Estate Equities, Inc.	7	924
American Tower Corp.	30	6,595
Annaly Capital Management, Inc.	136	687
AvalonBay Communities, Inc.	10	1,505
Boston Properties, Inc.	10	906
Camden Property Trust	5	393
Crown Castle International Corp.	28	4,076
Digital Realty Trust, Inc.	17	2,425
Duke Realty Corp.	23	746
Equinix, Inc.	6	3,663
Equity LifeStyle Properties, Inc.	10	550
Equity Residential	28	1,737
Essex Property Trust, Inc.	4	864
Extra Space Storage, Inc.	7	713
Federal Realty Investment Trust	4	282
Healthpeak Properties, Inc.	34	807
Host Hotels & Resorts, Inc.	46	511
Invitation Homes, Inc.	39	827
Iron Mountain, Inc.	16	390
Kimco Realty Corp.	26	255
Medical Properties Trust, Inc.	30	515
Mid-America Apartment Communities, Inc.	8	851
National Retail Properties, Inc.	9	278
Omega Healthcare Investors, Inc.	15	404
Prologis, Inc.	53	4,269
Public Storage	10	2,042
Realty Income Corp.	23	1,157
Regency Centers Corp.	9	333
SBA Communications Corp., Class A	8	2,036
Simon Property Group, Inc.	20	1,081
SL Green Realty Corp.	4	185
Sun Communities, Inc.	6	737
UDR, Inc.	16	597
Ventas, Inc.	24	642
VEREIT, Inc.	93	453
VICI Properties, Inc.	26	438
Vornado Realty Trust	9	341
Welltower, Inc.	29	1,345

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
REITS — continued
Weyerhaeuser Co.	51	861
WP Carey, Inc.	10	557

		48,521

Savings & Loans — 0.1%
Investors Bancorp, Inc.	366	2,923
People’s United Financial, Inc.	82	903
Provident Financial Services, Inc.	78	1,008
Washington Federal, Inc.	100	2,604
WSFS Financial Corp.	45	1,122

		8,560

Total Financial		1,037,482

Industrial — 6.2%
Aerospace/Defense — 1.7%
Arconic, Inc.	27	434
Boeing Co. (The)	320	47,771
General Dynamics Corp.	93	12,276
HEICO Corp.	2	181
HEICO Corp., Class A	4	276
Hexcel Corp.	4	159
L3Harris Technologies, Inc.	56	10,021
Lockheed Martin Corp.	104	35,281
Northrop Grumman Corp.	43	12,872
Raytheon Co.	99	12,961
Spirit AeroSystems Holdings, Inc., Class A	5	109
Teledyne Technologies, Inc. (a)	2	579
TransDigm Group, Inc.	3	1,043
United Technologies Corp.	332	31,325

		165,288

Building Materials — 0.1%
Fortune Brands Home & Security, Inc.	30	1,286
Johnson Controls International plc	53	1,428
Lennox International, Inc.	6	1,090
Martin Marietta Materials, Inc.	4	799
Masco Corp.	55	1,910
MDU Resources Group, Inc.	59	1,270
Owens Corning	26	1,025
Vulcan Materials Co.	24	2,643

		11,451

Electrical Components & Equipments — 0.2%
Acuity Brands, Inc.	3	227
AMETEK, Inc.	17	1,237
Emerson Electric Co.	367	17,509
Energizer Holdings, Inc.	14	412
Littelfuse, Inc.	2	256

		19,641

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electronics — 0.7%
Agilent Technologies, Inc.	21	1,505
Allegion plc, (Ireland)	13	1,181
Amphenol Corp., Class A	57	4,131
Arrow Electronics, Inc. (a)	5	245
Brady Corp., Class A	4	161
Flex Ltd. (a)	37	308
FLIR Systems, Inc.	32	1,005
Fortive Corp.	18	991
Garmin Ltd., (Switzerland)	9	681
Gentex Corp.	40	883
Honeywell International, Inc.	273	36,562
Hubbell, Inc., Class B	17	1,930
Keysight Technologies, Inc. (a)	12	1,017
Mettler-Toledo International, Inc. (a)	1	995
nVent Electric plc, (United Kingdom)	47	800
PerkinElmer, Inc.	7	528
Roper Technologies, Inc.	14	4,264
Sensata Technologies Holding plc (a)	7	212
SYNNEX Corp.	4	267
TE Connectivity Ltd., (Switzerland)	122	7,686
Trimble, Inc. (a)	13	404
Waters Corp. (a)	4	670
Woodward, Inc.	3	186

		66,612

Engineering & Construction — 0.0% (g)
Jacobs Engineering Group, Inc.	9	715

Environmental Control — 0.2%
Pentair plc, (United Kingdom)	40	1,180
Republic Services, Inc., Class A	69	5,159
Tetra Tech, Inc.	1	58
Waste Connections, Inc.	18	1,416
Waste Management, Inc.	125	11,527

		19,340

Hand/Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	15	1,041
MSA Safety, Inc.	3	350
Regal Beloit Corp.	4	239
Snap-on, Inc.	22	2,421
Stanley Black & Decker, Inc.	55	5,537

		9,588

Machinery — Construction & Mining — 0.4%
BWX Technologies, Inc.	9	431
Caterpillar, Inc.	332	38,505
Oshkosh Corp.	9	595

		39,531

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Machinery - Diversified — 0.3%
AGCO Corp.	—	(h)	—	(h)
Applied Industrial Technologies, Inc.	6		293
Cognex Corp.	14		591
Deere & Co.	20		2,772
Dover Corp.	42		3,529
Flowserve Corp.	6		140
Graco, Inc.	23		1,131
IDEX Corp.	15		2,074
Ingersoll Rand, Inc. (a)	23		561
Middleby Corp. (The) (a)	3		174
Nordson Corp.	4		555
Rockwell Automation, Inc.	43		6,536
Westinghouse Air Brake Technologies Corp.	11		527
Xylem, Inc.	37		2,402

			21,285

Metal Fabricate/Hardware — 0.0% (g)
Timken Co. (The)	15		493
Worthington Industries, Inc.	3		82

			575

Miscellaneous Manufacturers — 1.1%
3M Co.	325		44,328
AO Smith Corp.	37		1,408
AptarGroup, Inc.	8		827
Carlisle Cos., Inc.	7		904
Donaldson Co., Inc.	22		849
Eaton Corp. plc	230		17,893
General Electric Co.	589		4,677
Hillenbrand, Inc.	19		364
Illinois Tool Works, Inc.	131		18,630
ITT, Inc.	6		271
Parker-Hannifin Corp.	8		1,078
Textron, Inc.	13		350
Trane Technologies plc, (Ireland)	76		6,295
Trinity Industries, Inc.	33		532

			98,406

Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	110		893
Ball Corp.	21		1,385
Crown Holdings, Inc. (a)	9		526
Packaging Corp. of America	51		4,400
Sealed Air Corp.	6		159
Silgan Holdings, Inc.	15		443
Sonoco Products Co.	36		1,690
Westrock Co.	18		506

			10,002

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	11		2,018

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Transportation — 1.3%
CH Robinson Worldwide, Inc.	57	3,789
CSX Corp.	256	14,689
Expeditors International of Washington, Inc.	37	2,491
FedEx Corp.	98	11,890
JB Hunt Transport Services, Inc.	21	1,982
Kansas City Southern	7	850
Knight-Swift Transportation Holdings, Inc., Class A	7	231
Matson, Inc.	6	191
Norfolk Southern Corp.	18	2,585
Old Dominion Freight Line, Inc.	6	853
Union Pacific Corp.	299	42,158
United Parcel Service, Inc., Class B	457	42,666
Werner Enterprises, Inc.	17	611
XPO Logistics, Inc. (a)	6	317

		125,303

Trucking & Leasing — 0.0% (g)
GATX Corp.	8	488

Total Industrial		590,243

Technology — 19.4%
Computers — 2.7%
Accenture plc, (Ireland), Class A	200	32,716
Apple, Inc.	774	196,703
Cognizant Technology Solutions Corp., Class A	36	1,675
Dell Technologies, Inc., Class C (a)	10	402
DXC Technology Co.	16	209
EPAM Systems, Inc. (a)	3	616
Fortinet, Inc. (a)	82	8,310
Hewlett Packard Enterprise Co.	85	826
HP, Inc.	100	1,743
International Business Machines Corp.	60	6,615
Leidos Holdings, Inc.	9	816
NetApp, Inc.	137	5,697
Seagate Technology plc	14	673
Western Digital Corp.	20	817

		257,818

Office/Business Equipment — 0.0% (g)
Xerox Holdings Corp.	74	1,403
Zebra Technologies Corp., Class A (a)	3	635

		2,038

Semiconductors — 3.3%
Advanced Micro Devices, Inc. (a)	72	3,279
Analog Devices, Inc.	141	12,647
Applied Materials, Inc.	66	3,006
Broadcom, Inc.	288	68,185
Intel Corp.	1,701	92,031

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Semiconductors — continued
IPG Photonics Corp. (a)	1	159
KLA Corp.	56	8,061
Lam Research Corp.	47	11,176
Marvell Technology Group Ltd.	42	946
Maxim Integrated Products, Inc.	16	764
Microchip Technology, Inc.	69	4,680
Micron Technology, Inc. (a)	76	3,182
MKS Instruments, Inc.	2	194
NVIDIA Corp.	65	17,062
ON Semiconductor Corp. (a)	26	318
Qorvo, Inc. (a)	8	639
QUALCOMM, Inc.	551	37,269
Skyworks Solutions, Inc.	48	4,321
Teradyne, Inc.	11	602
Texas Instruments, Inc.	462	46,210
Xilinx, Inc.	74	5,734

		320,465

Software — 13.4%
Activision Blizzard, Inc. (a)	117	6,969
Adobe, Inc. (a)	281	89,488
Akamai Technologies, Inc. (a)	10	910
ANSYS, Inc. (a)	49	11,504
Autodesk, Inc. (a)	127	19,887
Black Knight, Inc. (a)	8	455
Broadridge Financial Solutions, Inc.	44	4,178
Cadence Design Systems, Inc. (a)	162	10,672
CDK Global, Inc.	5	176
Cerner Corp.	21	1,310
Citrix Systems, Inc.	67	9,528
DocuSign, Inc., Class A (a)	7	634
Dropbox, Inc., Class A (a)	13	242
Electronic Arts, Inc. (a)	19	1,924
Fidelity National Information Services, Inc.	118	14,345
Fiserv, Inc. (a)	39	3,740
Guidewire Software, Inc. (a)	4	340
Intuit, Inc.	176	40,525
j2 Global, Inc.	8	624
Jack Henry & Associates, Inc.	12	1,888
Microsoft Corp.	5,268	830,811
MongoDB, Inc., Class A (a)	3	410
MSCI, Inc., Class A	23	6,695
Oracle Corp.	1,882	90,938
Paychex, Inc.	20	1,233
Paycom Software, Inc. (a)	28	5,749
PTC, Inc. (a)	7	399
RingCentral, Inc., Class A (a)	5	1,047
salesforce.com, Inc. (a)	511	73,625

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
ServiceNow, Inc. (a)	109	31,346
Splunk, Inc. (a)	10	1,265
SS&C Technologies Holdings, Inc.	14	628
Synopsys, Inc. (a)	87	11,160
Take-Two Interactive Software, Inc. (a)	7	880
Twilio, Inc., Class A (a)	7	670
Tyler Technologies, Inc. (a)	2	682
Veeva Systems, Inc., Class A (a)	8	1,293
VMware, Inc., Class A (a)	5	642
Workday, Inc., Class A (a)	10	1,366

		1,280,178

Total Technology		1,860,499

Utilities — 2.7%
Electric — 2.4%
AES Corp.	364	4,957
ALLETE, Inc.	17	1,031
Alliant Energy Corp.	94	4,542
Ameren Corp.	84	6,135
American Electric Power Co., Inc.	249	19,923
Black Hills Corp.	17	1,093
CenterPoint Energy, Inc.	30	468
CMS Energy Corp.	101	5,955
Consolidated Edison, Inc.	167	13,063
Dominion Energy, Inc.	54	3,875
DTE Energy Co.	99	9,442
Duke Energy Corp.	48	3,909
Edison International	207	11,318
El Paso Electric Co.	6	408
Entergy Corp.	119	11,160
Evergy, Inc.	98	5,372
Eversource Energy	113	8,870
Exelon Corp.	69	2,552
FirstEnergy Corp.	34	1,370
IDACORP, Inc.	13	1,154
MGE Energy, Inc.	5	319
NextEra Energy, Inc.	184	44,241
NorthWestern Corp.	14	835
NRG Energy, Inc.	17	451
OGE Energy Corp.	109	3,338
Otter Tail Corp.	7	323
Pinnacle West Capital Corp.	50	3,760
PNM Resources, Inc.	16	591
Portland General Electric Co.	23	1,107
PPL Corp.	49	1,200
Public Service Enterprise Group, Inc.	265	11,895
Sempra Energy	126	14,292
Southern Co. (The)	75	4,072

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Electric — continued
Vistra Energy Corp.	21		335
WEC Energy Group, Inc.	125		11,056
Xcel Energy, Inc.	218		13,162

			227,574

Gas — 0.2%
Atmos Energy Corp.	36		3,582
National Fuel Gas Co.	41		1,519
New Jersey Resources Corp.	33		1,117
NiSource, Inc.	147		3,683
ONE Gas, Inc.	14		1,147
South Jersey Industries, Inc.	39		970
Southwest Gas Holdings, Inc.	19		1,310
Spire, Inc.	17		1,273
UGI Corp.	100		2,659

			17,260

Water — 0.1%
American States Water Co.	3		256
American Water Works Co., Inc.	43		5,108
California Water Service Group	5		249
Essential Utilities, Inc.	65		2,638
SJW Group	7		387

			8,638

Total Utilities			253,472

Total Common Stocks (Cost $10,105,546)			9,549,951

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.2%
Time Deposits — 0.2%
Australia & New Zealand Banking Group Ltd., 0.15%, 04/01/2020	1,692		1,692
Barclays SA, 0.15%, 04/01/2020	3,473		3,473
Brown Brothers Harriman, 0.15%, 04/01/2020	—	(h)	—	(h)
Citibank NA, 0.15%, 04/01/2020	12,723		12,723

Total Short-Term Investments (Cost $17,888)			17,888

Total Investments — 99.9% (Cost $10,123,434) *			9,567,839
Other Assets in Excess of Liabilities — 0.1%			8,265

NET ASSETS — 100.0%			$9,576,104

Percentages indicated are based on net assets.

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2020:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
E-mini Russell 2000 Index	6	06/2020	USD	345	(1)
NASDAQ 100 E-mini Index	14	06/2020	USD	2,105	75
S&P 500 E-mini Index	155	06/2020	USD	18,547	1,369
S&P MidCap 400 E-mini Index	9	06/2020	USD	1,159	135

Total unrealized appreciation (depreciation)					1,578

Six Circles U.S. Unconstrained Equity Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

Summary of Investments by Industry, March 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	16.4%
Pharmaceuticals	14.3%
Software	13.4%
Beverages	6.6%
Banks	6.0%
Biotechnology	4.4%
Retail	3.8%
Semiconductors	3.3%
Telecommunications	2.7%
Computers	2.7%
Electric	2.4%
Diversified Financial Services	2.2%
Insurance	2.1%
Oil & Gas	2.0%
Aerospace/Defense	1.7%
Healthcare - Products	1.6%
Cosmetics/Personal Care	1.5%
Transportation	1.3%
Media	1.2%
Miscellaneous Manufacturers	1.0%
Chemicals	1.0%
Healthcare - Services	1.0%
Others (Each less than 1.0%)	7.2%
Short-Term Investments	0.2%

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — 97.8%
Australia — 0.1%
BHP Group plc	174		2,697

Austria — 0.6%
ANDRITZ AG (a)	114		3,575
Erste Group Bank AG	217		3,964
OMV AG	332		9,074
Raiffeisen Bank International AG	240		3,455
Verbund AG	188		6,785
voestalpine AG	107		2,150

			29,003

Belgium — 1.6%
Ageas	287		11,973
Anheuser-Busch InBev SA	541		23,894
Colruyt SA	55		2,999
Galapagos NV (a)	44		8,614
Groupe Bruxelles Lambert SA	57		4,512
KBC Group NV	180		8,154
Proximus SADP	150		3,450
Solvay SA	72		5,163
Telenet Group Holding NV	47		1,398
UCB SA	90		7,682
Umicore SA	191		6,588

			84,427

Chile — 0.1%
Antofagasta plc	381		3,634

Denmark — 4.0%
AP Moller - Maersk A/S, Class A	—	(h)	160
AP Moller - Maersk A/S, Class B	1		556
Carlsberg A/S, Class B	76		8,564
Chr Hansen Holding A/S	103		7,627
Coloplast A/S, Class B	10		1,403
Danske Bank A/S	466		5,181
Demant A/S (a)	110		2,387
DSV PANALPINA A/S	206		18,771
Genmab A/S (a)	63		12,720
H Lundbeck A/S	113		3,332
ISS A/S	157		2,144

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Denmark — continued
Novo Nordisk A/S, Class B	1,258	75,111
Novozymes A/S, Class B	210	9,421
Orsted A/S (e)	324	31,674
Pandora A/S	97	3,127
Tryg A/S	200	4,872
Vestas Wind Systems A/S	295	23,971

		211,021

Finland — 1.8%
Elisa OYJ	141	8,708
Fortum OYJ	778	11,315
Kone OYJ, Class B	228	12,748
Metso OYJ	164	3,868
Neste OYJ	35	1,152
Nokia OYJ	459	1,415
Nokian Renkaat OYJ	123	2,937
Nordea Bank Abp	2,332	13,119
Orion OYJ, Class B	168	6,840
Sampo OYJ, Class A	319	9,199
Stora Enso OYJ, Class R	567	5,665
UPM-Kymmene OYJ	522	14,226
Wartsila OYJ Abp	698	5,095

		96,287

France — 15.8%
Accor SA	171	4,607
Aeroports de Paris	29	2,828
Air Liquide SA	39	4,969
Airbus SE	392	25,283
Alstom SA	299	12,344
Amundi SA (e)	98	5,660
Arkema SA	67	4,540
Atos SE	96	6,408
AXA SA	1,385	23,452
BioMerieux	41	4,641
BNP Paribas SA	808	23,590
Bollore SA	74	202
Bouygues SA	150	4,366
Bureau Veritas SA	289	5,451
Capgemini SE	155	12,925
Carrefour SA	50	786
Casino Guichard Perrachon SA	54	2,056
Cie de Saint-Gobain	332	7,962
Cie Generale des Etablissements Michelin SCA	14	1,213
CNP Assurances	118	1,144
Covivio	49	2,749
Credit Agricole SA	835	5,909
Danone SA	438	28,058

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Dassault Aviation SA	4	3,482
Dassault Systemes SE	11	1,560
Edenred	236	9,795
Eiffage SA	124	8,800
Electricite de France SA	1,019	7,971
Engie SA	3,086	31,597
EssilorLuxottica SA	23	2,472
Eurazeo SE	66	2,954
Eutelsat Communications SA	175	1,823
Faurecia SE	72	2,113
Gecina SA	45	5,956
Getlink SE	434	5,247
Hermes International	3	1,779
ICADE	30	2,370
Iliad SA	14	1,918
Ingenico Group SA	59	6,151
Ipsen SA	61	3,110
JCDecaux SA	82	1,451
Kering SA	6	3,252
Klepierre SA	195	3,720
Legrand SA	415	26,477
L’Oreal SA	306	79,226
LVMH Moet Hennessy Louis Vuitton SE	23	8,390
Natixis SA	688	2,191
Orange SA	164	1,990
Pernod Ricard SA	151	21,405
Peugeot SA	567	7,383
Publicis Groupe SA	211	6,034
Remy Cointreau SA	37	4,001
Renault SA	15	293
Safran SA	221	19,545
Sanofi	802	69,401
Sartorius Stedim Biotech	27	5,364
Schneider Electric SE	371	31,332
SCOR SE	255	5,609
SEB SA	22	2,704
Societe Generale SA	582	9,533
Sodexo SA	87	5,841
Suez	906	9,206
Teleperformance	57	11,819
Thales SA	72	5,969
TOTAL SA	3,145	118,484
Ubisoft Entertainment SA (a)	88	6,426
Unibail-Rodamco-Westfield	11	648
Valeo SA	231	3,755
Veolia Environnement SA	1,405	29,681
Vinci SA	345	28,187

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Vivendi SA	69	1,464
Wendel SA	45	3,565
Worldline SA (a) (e)	125	7,376

		831,963

Germany — 8.8%
adidas AG	15	3,296
Allianz SE (Registered)	300	51,017
BASF SE	76	3,533
Bayer AG (Registered)	698	40,015
Bayerische Motoren Werke AG	28	1,410
Beiersdorf AG	123	12,375
Brenntag AG	243	8,815
Carl Zeiss Meditec AG	39	3,713
Commerzbank AG	1,626	5,789
Continental AG	9	640
Covestro AG (e)	169	5,121
Daimler AG (Registered)	75	2,235
Delivery Hero SE (a) (e)	110	8,089
Deutsche Bank AG (Registered)	1,409	8,957
Deutsche Boerse AG	136	18,726
Deutsche Lufthansa AG (Registered)	233	2,183
Deutsche Post AG (Registered)	81	2,160
Deutsche Telekom AG (Registered)	274	3,542
Deutsche Wohnen SE	352	13,340
E.ON SE	3,812	39,100
Evonik Industries AG	17	360
Fraport AG Frankfurt Airport Services Worldwide	41	1,668
Fresenius Medical Care AG & Co. KGaA	17	1,137
Fresenius SE & Co. KGaA	34	1,268
GEA Group AG	239	4,938
Hannover Rueck SE	98	13,806
HeidelbergCement AG	12	530
Henkel AG & Co. KGaA	126	9,288
HOCHTIEF AG	40	2,607
Infineon Technologies AG	104	1,495
KION Group AG	102	4,375
Knorr-Bremse AG	32	2,847
LANXESS AG	80	3,188
Merck KGaA	92	9,274
METRO AG	182	1,546
MTU Aero Engines AG	83	11,934
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	104	20,822
Puma SE	80	4,683
RWE AG	1,504	39,326
SAP SE	81	9,030
Siemens AG (Registered)	513	42,979

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Siemens Healthineers AG (e)	12	469
Symrise AG, Class A	126	11,630
Telefonica Deutschland Holding AG	885	2,173
thyssenkrupp AG (a)	390	2,053
TUI AG	427	1,870
Uniper SE	544	13,373
United Internet AG (Registered)	100	2,906
Volkswagen AG	3	354
Vonovia SE	42	2,096
Wirecard AG	10	1,079
Zalando SE (a) (e)	135	5,077

		464,237

Ireland — 1.5%
AerCap Holdings NV (a)	189	4,306
AIB Group plc (a)	1,321	1,464
Bank of Ireland Group plc	1,559	2,906
CRH plc	65	1,759
DCC plc	157	9,781
Experian plc	74	2,064
Flutter Entertainment plc	76	6,795
Kerry Group plc, Class A	255	29,585
Kingspan Group plc	239	12,878
Smurfit Kappa Group plc	219	6,201

		77,739

Isle of Man — 0.1%
GVC Holdings plc	563	3,898

Italy — 5.1%
Assicurazioni Generali SpA	805	10,904
Atlantia SpA	41	508
Davide Campari-Milano SpA	974	6,987
Enel SpA	13,578	93,662
Eni SpA	3,343	33,222
Ferrari NV	10	1,534
FinecoBank Banca Fineco SpA	815	7,329
Intesa Sanpaolo SpA	10,746	17,387
Leonardo SpA	273	1,805
Mediobanca Banca di Credito Finanziario SpA	1,088	5,931
Moncler SpA	184	6,699
Pirelli & C SpA (e)	451	1,625
Poste Italiane SpA (e)	876	7,376
Prysmian SpA	386	6,136
Recordati SpA	178	7,480
Snam SpA	3,805	17,392
Telecom Italia SpA (a)	9,397	3,804
Telecom Italia SpA	5,722	2,235

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Italy — continued
Terna Rete Elettrica Nazionale SpA	3,881	24,393
UniCredit SpA	1,448	11,201

		267,610

Luxembourg — 0.3%
ArcelorMittal SA	54	509
Aroundtown SA	1,214	6,075
Eurofins Scientific SE	11	5,430
Millicom International Cellular SA, SDR	96	2,666
SES SA, Class A	355	2,083
Tenaris SA	39	238

		17,001

Netherlands — 6.1%
ABN AMRO Bank NV, CVA, GDR (e)	307	2,495
Adyen NV (a) (e)	1	729
Aegon NV	1,262	3,151
Akzo Nobel NV	19	1,223
Altice Europe NV (a)	604	2,332
ASML Holding NV	35	9,234
EXOR NV	181	9,325
Heineken Holding NV	82	6,382
Heineken NV	184	15,602
ING Groep NV	2,799	14,341
Just Eat Takeaway (a) (e)	112	8,447
Koninklijke Ahold Delhaize NV	96	2,247
Koninklijke DSM NV	15	1,660
Koninklijke KPN NV	3,525	8,430
Koninklijke Philips NV	74	3,028
Koninklijke Vopak NV	78	4,119
NN Group NV	494	13,429
NXP Semiconductors NV	23	1,885
Prosus NV (a)	40	2,759
QIAGEN NV (a)	221	8,916
Randstad NV	116	4,109
Royal Dutch Shell plc, Class A	5,480	95,203
Royal Dutch Shell plc, Class B	4,892	82,058
Wolters Kluwer NV	268	18,990

		320,094

Norway — 1.2%
Aker BP ASA	110	1,379
DNB ASA	683	7,607
Equinor ASA	1,313	16,362
Gjensidige Forsikring ASA	324	5,512
Mowi ASA	710	10,728
Norsk Hydro ASA	1,303	2,809
Orkla ASA	1,211	10,373
Schibsted ASA, Class B	94	1,707
Telenor ASA	59	857
Yara International ASA	172	5,426

		62,760

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Philippines — 0.0% (g)
Altus San Nicolas Corp. (a) (bb) (cc)	41	4

Portugal — 0.7%
EDP - Energias de Portugal SA	4,585	18,446
Galp Energia SGPS SA	1,146	13,109
Jeronimo Martins SGPS SA	252	4,555

		36,110

Russia — 0.0% (g)
Evraz plc	476	1,363

Spain — 5.1%
ACS Actividades de Construccion y Servicios SA	433	8,596
Aena SME SA (e)	6	655
Amadeus IT Group SA	36	1,678
Banco Bilbao Vizcaya Argentaria SA	4,791	14,836
Banco de Sabadell SA	9,992	5,053
Banco Santander SA	11,940	28,403
Bankia SA	2,438	2,659
Bankinter SA	1,274	4,621
CaixaBank SA	2,592	4,796
Cellnex Telecom SA (e)	259	11,765
Enagas SA	229	4,518
Endesa SA	611	12,930
Ferrovial SA	332	7,872
Grifols SA	304	10,181
Iberdrola SA	10,474	102,451
Industria de Diseno Textil SA	91	2,363
Mapfre SA	2,328	3,949
Naturgy Energy Group SA	604	10,598
Red Electrica Corp. SA	264	4,746
Repsol SA	1,866	16,646
Siemens Gamesa Renewable Energy SA	402	5,932
Telefonica SA	386	1,757

		267,005

Sweden — 4.4%
Alfa Laval AB	486	8,329
Assa Abloy AB, Class B	673	12,562
Atlas Copco AB, Class A	450	14,981
Atlas Copco AB, Class B	261	7,598
Boliden AB	264	4,739
Electrolux AB, Class B	219	2,705
Epiroc AB, Class A	1,047	10,347
Epiroc AB, Class B	581	5,729

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Sweden — continued
Essity AB, Class B	739		22,633
Hennes & Mauritz AB, Class B	66		839
Hexagon AB, Class B	256		10,805
Husqvarna AB, Class B	407		2,025
ICA Gruppen AB	89		3,732
Industrivarden AB, Class C	271		5,198
Investor AB, Class B	326		14,689
Kinnevik AB, Class B	392		6,401
L E Lundbergforetagen AB, Class B	122		4,962
Lundin Petroleum AB	183		3,449
Sandvik AB	757		10,655
Securitas AB, Class B	304		3,265
Skandinaviska Enskilda Banken AB, Class A	1,169		7,828
Skanska AB, Class B	535		8,056
SKF AB, Class B	584		7,953
Svenska Handelsbanken AB, Class A	1,122		9,253
Swedbank AB, Class A	651		7,177
Swedish Match AB	272		15,405
Tele2 AB, Class B	489		6,521
Telefonaktiebolaget LM Ericsson, Class B (a)	255		2,061
Telia Co. AB	222		796
Volvo AB, Class B	995		11,821

			232,514

Switzerland — 17.1%
ABB Ltd. (Registered)	1,235		21,471
Adecco Group AG (Registered)	150		5,907
Alcon, Inc. (a)	34		1,760
Baloise Holding AG (Registered)	79		10,267
Barry Callebaut AG (Registered)	5		9,780
Chocoladefabriken Lindt & Spruengli AG	2		14,277
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	14,668
Cie Financiere Richemont SA (Registered)	42		2,272
Clariant AG (Registered) (a)	196		3,255
Coca-Cola HBC AG	323		6,936
Credit Suisse Group AG (Registered) (a)	1,838		14,834
Dufry AG (Registered) (a)	39		1,199
EMS-Chemie Holding AG (Registered)	8		5,185
Geberit AG (Registered)	58		25,397
Givaudan SA (Registered)	1		2,314
Glencore plc (a)	882		1,334
Julius Baer Group Ltd. (a)	359		12,026
Kuehne + Nagel International AG (Registered)	5		613
LafargeHolcim Ltd. (Registered) (a)	40		1,465
Lonza Group AG (Registered) (a)	72		29,736
Nestle SA (Registered)	2,113		216,287

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Switzerland — continued
Novartis AG (Registered)	1,527		125,984
Pargesa Holding SA	62		4,064
Partners Group Holding AG	30		20,598
Roche Holding AG	499		160,684
Schindler Holding AG	27		5,965
Schindler Holding AG (Registered)	14		2,881
SGS SA (Registered)	—	(h)	1,144
Sika AG (Registered)	124		20,388
Sonova Holding AG (Registered)	54		9,573
STMicroelectronics NV	660		14,183
Straumann Holding AG (Registered)	10		7,310
Swatch Group AG (The)	2		489
Swatch Group AG (The) (Registered)	4		149
Swiss Life Holding AG (Registered)	54		18,045
Swiss Prime Site AG (Registered)	75		7,313
Swiss Re AG	212		16,323
Swisscom AG (Registered)	2		1,131
Temenos AG (Registered) (a)	64		8,351
UBS Group AG (Registered) (a)	2,768		25,374
Vifor Pharma AG	73		9,963
Zurich Insurance Group AG	107		37,687

			898,582

United Arab Emirates — 0.0% (g)
NMC Health plc (bb) (cc)	118		—	(h)

United Kingdom — 23.4%
3i Group plc	1,570		15,213
Admiral Group plc	307		8,463
Anglo American plc	85		1,496
Ashtead Group plc	715		15,461
Associated British Foods plc	253		5,660
AstraZeneca plc	933		83,091
Auto Trader Group plc (e)	901		4,870
AVEVA Group plc	62		2,685
Aviva plc	2,765		9,089
BAE Systems plc	2,156		13,850
Barclays plc	12,402		14,094
Barratt Developments plc	988		5,340
Berkeley Group Holdings plc	116		5,174
BP plc	26,558		108,911
British American Tobacco plc	1,629		55,477
British Land Co. plc (The)	858		3,580
BT Group plc	683		993
Bunzl plc	523		10,469
Burberry Group plc	397		6,452
Centrica plc	5,806		2,736
CNH Industrial NV	1,626		9,259

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
Coca-Cola European Partners plc	162	6,092
Compass Group plc	131	2,036
Croda International plc	125	6,603
Diageo plc	1,666	52,819
Direct Line Insurance Group plc	2,218	8,097
easyJet plc	155	1,073
Ferguson plc	356	21,983
Fiat Chrysler Automobiles NV	92	654
G4S plc	1,504	1,710
GlaxoSmithKline plc	3,546	66,545
Halma plc	366	8,604
Hargreaves Lansdown plc	532	9,043
HSBC Holdings plc	14,600	81,962
Imperial Brands plc	672	12,399
Informa plc	1,207	6,574
InterContinental Hotels Group plc	169	7,172
Intertek Group plc	156	9,140
ITV plc	3,517	2,886
J Sainsbury plc	1,717	4,442
JD Sports Fashion plc	420	2,351
Johnson Matthey plc	183	4,040
Kingfisher plc	2,044	3,590
Land Securities Group plc	689	4,752
Legal & General Group plc	4,289	10,135
Lloyds Banking Group plc	50,347	19,683
London Stock Exchange Group plc	227	20,281
M&G plc (a)	4,129	5,744
Marks & Spencer Group plc	1,888	2,288
Meggitt plc	1,255	4,510
Melrose Industries plc	7,546	8,385
Micro Focus International plc	324	1,599
Mondi plc	470	7,936
National Grid plc	287	3,358
Next plc	129	6,465
Ocado Group plc (a)	442	6,630
Pearson plc	758	5,190
Persimmon plc	310	7,340
Prudential plc	1,863	23,349
Reckitt Benckiser Group plc	865	65,862
RELX plc	160	3,412
Rentokil Initial plc	1,803	8,609
Rio Tinto plc	93	4,247
Rolls-Royce Holdings plc (a)	1,173	4,957
Royal Bank of Scotland Group plc	3,504	4,906
RSA Insurance Group plc	1,668	8,702
Sage Group plc (The)	1,066	7,750
Schroders plc	199	6,084

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
Segro plc	1,063	10,051
Severn Trent plc	246	6,949
Smith & Nephew plc	851	14,985
Smiths Group plc	617	9,303
Spirax-Sarco Engineering plc	114	11,442
SSE plc	85	1,374
St James’s Place plc	859	8,025
Standard Chartered plc	1,957	10,822
Standard Life Aberdeen plc	3,781	10,433
Taylor Wimpey plc	3,186	4,585
Tesco plc	807	2,278
Unilever NV	1,788	87,903
Unilever plc	1,352	68,172
United Utilities Group plc	696	7,791
Vodafone Group plc	2,203	3,048
Weir Group plc (The)	396	3,523
Whitbread plc	131	4,842
Wm Morrison Supermarkets plc	2,362	5,161
WPP plc	102	695

		1,225,734

United States — 0.0% (g)
Carnival plc	155	1,854

Total Common Stocks (Cost $6,673,007)		5,135,537

Preferred Stocks — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG	5	198
FUCHS PETROLUB SE	68	2,430
Henkel AG & Co. KGaA	217	17,386
Porsche Automobil Holding SE	13	526
Sartorius AG	35	8,273
Volkswagen AG	15	1,750

		30,563

United Kingdom — 0.0% (g)
Rolls-Royce Holdings plc, Class C (a) (bb) (cc)	12,693	16

Total Preferred Stocks (Cost $35,469)		30,579

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 1.1%
Time Deposits — 1.1%
Australia & New Zealand Banking Group Ltd., 0.15%, 04/01/2020	496	496
Barclays SA, 0.15%, 04/01/2020	913	913

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — continued
Time Deposits — continued
Brown Brothers Harriman,
(1.86%), 04/01/2020	CHF	8,350		8,675
(0.65%), 04/01/2020	EUR	7		8
(0.58%), 04/01/2020	DKK	11,065		1,635
(0.11%), 04/01/2020	SEK	23,296		2,355
0.01%, 04/01/2020	NOK	8,470		815
0.01%, 04/01/2020	SGD	—	(h)	—	(h)
0.03%, 04/01/2020	GBP	—	(h)	—	(h)
0.15%, 04/01/2020		13		13
0.63%, 04/01/2020	HKD	—	(h)	—	(h)
Citibank NA,
(0.65%), 04/01/2020	EUR	20,883		23,032
0.03%, 04/01/2020	GBP	13,247		16,454
0.15%, 04/01/2020		1,793		1,793

Total Short-Term Investments (Cost $56,189)				56,189

Total Investments — 99.5% (Cost $6,764,665)*				5,222,305
Other Assets in Excess of Liabilities — 0.5%				28,314

NET ASSETS — 100.0%				$5,250,619

Percentages indicated are based on net assets.

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2020:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro STOXX 50 Index	1,408	06/2020	EUR	40,296	2,362
FTSE 100 Index	543	06/2020	GBP	35,550	2,459

Total unrealized appreciation (depreciation)					4,821

Six Circles International Unconstrained Equity Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020

CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
SDR	—	Swedish Depository Receipt
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees .
*	—	The cost of securities is substantially the same for federal income tax purposes.
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

Six Circles International Unconstrained Equity Fund

Summary of Investments by Industry, March 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	13.1%
Oil & Gas	9.7%
Electric	8.4%
Banks	8.0%
Food	7.4%
Insurance	6.4%
Cosmetics/Personal Care	5.2%
Beverages	2.9%
Chemicals	2.0%
Diversified Financial Services	1.8%
Household Products/Wares	1.8%
Aerospace/Defense	1.7%
Machinery - Diversified	1.6%
Engineering & Construction	1.6%
Agriculture	1.6%
Commercial Services	1.5%
Miscellaneous Manufacturers	1.5%
Building Materials	1.3%
Electrical Components & Equipments	1.2%
Telecommunications	1.2%
Healthcare - Products	1.2%
Investment Companies	1.2%
Water	1.0%
Others (Each less than 1.0%)	15.6%
Short-Term Investments	1.1%

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has appointed the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the J.P. Morgan Private Investments Inc. (the “Adviser”), to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 —   Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —   Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$92,126	$—	$92,126
Certificates of Deposit
Financial	—	14,418	—	14,418
Collateralized Mortgage Obligations	—	27,922	—	27,922
Commercial Mortgage-Backed Securities	—	35,297	—	35,297
Corporate Bonds
Basic Materials	—	3,889	—	3,889
Communications	—	23,393	—	23,393
Consumer Cyclical	—	38,067	—	38,067
Consumer Non-cyclical	—	102,482	—	102,482
Diversified	—	1,701	—	1,701
Energy	—	20,962	—	20,962
Financial	—	195,076	—	195,076
Industrial	—	29,691	—	29,691
Technology	—	25,277	—	25,277
Utilities	—	5,535	—	5,535

Total Corporate Bonds	—	446,073	—	446,073

Foreign Government Securities	—	16,674	—	16,674
Mortgage-Backed Securities	—	12,367	—	12,367
U.S. Government Agency Securities	—	13,012	5,000	18,012
U.S. Treasury Obligations	—	89,797	—	89,797
Short-Term Investments
Certificates of Deposit	—	44,394	—	44,394
Commercial Papers	—	96,963	—	96,963
Corporate Notes	—	7,983	—	7,983
Foreign Government Security	—	1,018	—	1,018
Repurchase Agreements	—	247,600	—	247,600
Time Deposits	—	37,720	—	37,720
U.S. Treasury Obligation	—	8,996	—	8,996

Total Short-Term Investments	—	444,674	—	444,674

Total Investments in Securities	$—	$1,192,360	$5,000	$1,197,360

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures contracts	$2,193	$—	$—	$2,193
Forward Foreign Currency Exchange contracts	—	1,142	—	1,142

Total Appreciation in Other Financial Instruments	$2,193	$1,142	$—	$3,335

Depreciation in Other Financial Instruments
Centrally Cleared Interest Rate Swap contracts	$—	$(434)	$—	$(434)
Futures contracts	(1,512)	—	—	(1,512)
Forward Foreign Currency Exchange contracts	—	(228)	—	(228)

Total Depreciation in Other Financial Instruments	$(1,512)	$(662)	$—	$(2,174)

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$34,809	$—	$34,809
Certificate of Deposit
Financial	—	1,765	—	1,765
Collateralized Mortgage Obligations	—	31,995	—	31,995
Commercial Mortgage-Backed Securities	—	9,806	—	9,806
Corporate Bonds
Basic Materials	—	1,998	—	1,998
Communications	—	7,920	—	7,920
Consumer Cyclical	—	19,551	—	19,551
Consumer Non-cyclical	—	34,563	—	34,563
Diversified	—	1,701	—	1,701
Energy	—	4,953	—	4,953
Financial	—	91,687	—	91,687
Industrial	—	7,444	—	7,444
Technology	—	13,076	—	13,076
Utilities	—	1,312	—	1,312

Total Corporate Bonds	—	184,205	—	184,205

Foreign Government Securities	—	17,706	—	17,706
Mortgage-Backed Securities	—	11,940	—	11,940
Municipal Bonds	—	829,526	—	829,526
U.S. Government Agency Securities	—	15,214	5,000	20,214
U.S. Treasury Obligations	—	52,515	—	52,515
Short-Term Investments
Certificate of Deposit	—	1,202	—	1,202
Commercial Papers	—	55,526	—	55,526
Municipal Bonds	—	39,304	—	39,304
Repurchase Agreements	—	36,900	—	36,900
Time Deposits	—	11,138	—	11,138

Total Short-Term Investments	—	144,070	—	144,070

Total Investments in Securities	$—	$1,333,551	$5,000	$1,338,551

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AS OF MARCH 31, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures contracts	$2,346	$—	$—	$2,346
Forward Foreign Currency Exchange contracts	—	1,007	—	1,007

Total Appreciation in Other Financial Instruments	$2,346	$1,007	$—	$3,353

Depreciation in Other Financial Instruments
Centrally Cleared Interest Rate Swap contracts	$—	$(278)	$—	$(278)
Futures contracts	(1,727)	—	—	(1,727)
Forward Foreign Currency Exchange contracts	—	(268)	—	(268)

Total Depreciation in Other Financial Instruments	$(1,727)	$(546)	$—	$(2,273)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$114,709	$—	$—	$114,709
Communications	1,958,442	—	—	1,958,442
Consumer Cyclical	502,808	—	—	502,808
Consumer Non-cyclical	3,035,059	—	—	3,035,059
Energy	197,237	—	—	197,237
Financial	1,037,482	—	—	1,037,482
Industrial	590,243	—	—	590,243
Technology	1,860,499	—	—	1,860,499
Utilities	253,472	—	—	253,472

Total Common Stocks	9,549,951	—	—	9,549,951

Short-Term Investments
Time Deposits	—	17,888	—	17,888

Total Investments in Securities	$9,549,951	$17,888	$—	$9,567,839

Appreciation in Other Financial Instruments
Futures contracts	$1,579	$—	$—	$1,579

Depreciation in Other Financial Instruments
Futures contracts	$(1)	$—	$—	$(1)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$2,697	$—		$2,697
Austria	—	29,003	—		29,003
Belgium	—	84,427	—		84,427
Chile	—	3,634	—		3,634
Denmark	—	211,021	—		211,021
Finland	—	96,287	—		96,287
France	—	831,963	—		831,963
Germany	—	464,237	—		464,237
Ireland	33,891	43,848	—		77,739
Isle of Man	—	3,898	—		3,898
Italy	1,625	265,985	—		267,610
Luxembourg	—	17,001	—		17,001
Netherlands	33,279	286,815	—		320,094
Norway	—	62,760	—		62,760
Philippines	—	—	4		4
Portugal	—	36,110	—		36,110
Russia	—	1,363	—		1,363
Spain	—	267,005	—		267,005
Sweden	—	232,514	—		232,514
Switzerland	—	898,582	—		898,582
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	6,092	1,219,642	—		1,225,734
United States	—	1,854	—		1,854

Total Common Stocks	74,887	5,060,646	4		5,135,537

Preferred Stocks
Germany	—	30,563	—		30,563
United Kingdom	—	—	16		16

Total Preferred Stocks	—	30,563	16		30,579

Short-Term Investments
Time Deposits	—	56,189	—		56,189

Total Investments in Securities	$74,887	$5,147,398	$20		$5,222,305

Appreciation in Other Financial Instruments
Futures contracts	$4,821	$—	$—		$4,821

(a) — Amount rounds to less than $500.

B. Derivatives — The Funds used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor.

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AS OF MARCH 31, 2020 (Unaudited) (continued)

The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes B(1) — B(3) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Ultra Short Duration Fund and Tax Aware Ultra Short Duration Fund used interest rate futures to manage interest rate risks associated with portfolio investments. The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as changes in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate risk and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3) Swaps — Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Interest Rate Swaps

Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.